PROSPECTUS                                                           MAY 1, 2001

                    DISCOVERY PREMIER

                                   ----------

                           GROUP RETIREMENT ANNUITY


This prospectus describes the Prudential DISCOVERY PREMIER(SM) Group Variable Annuity Contracts* (the "Contracts"). The Contracts are group variable annuity contracts sold by The Prudential Insurance Company of America to retirement plans qualifying for federal tax benefits under sections 401, 403(b), 408 or 457 of the Internal Revenue Code of 1986 as amended (the "Code") and to defined contribution annuity plans qualifying for federal tax benefits under Section 403(c) of the Code. In this Prospectus, The Prudential Insurance Company of America may be referred to as either "Prudential" or as "we" or "us." We may refer to a participant under a retirement plan as "you."

As a plan participant, you can allocate contributions made on your behalf in a number of ways. You can allocate contributions to one or more of the 35 Subaccounts. Each Subaccount invests in one of the following portfolios of The Prudential Series Fund, Inc. (the "Prudential Series Fund") or other listed portfolios (collectively, the "Funds"):

                        THE PRUDENTIAL SERIES FUND, INC.


Money Market Portfolio                             Flexible Managed Portfolio               Equity Portfolio

Diversified Bond Portfolio                         High Yield Bond Portfolio                Prudential Jennison Portfolio

Government Income Portfolio                        Stock Index Portfolio                    Global Portfolio

Conservative Balanced Portfolio                    Value Portfolio                          20/20 Focus Portfolio

Small Capitalization Stock Portfolio


-----------------------------------------------------------------------------------------------------------------------------------
             AIM VARIABLE INSURANCE FUNDS, INC.                                     ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
 AIM V.I. Government Securities Fund    AIM V.I. Value Fund                         Premier Growth Portfolio    Quasar Portfolio
             AIM V.I. International Equity Fund                                             Growth and Income Portfolio

                                                                                        CREDIT SUISSE WARBURG PINCUS TRUST
                                                                                             Emerging Growth Portfolio

         AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.                                      DAVIS VARIABLE ACCOUNT FUND, INC.
                     VP Income & Growth                                                        Davis Value Portfolio

       DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.                                  FRANKLIN TEMPLETON VARIABLE INSURANCE
          Dreyfus Socially Responsible Growth Fund                                                 PRODUCTS TRUST
                                                                                 Franklin Small Cap Fund    Templeton International
                                                                                                 Securities   Fund

               JOHN HANCOCK DECLARATION TRUST                                         INVESCO VARIABLE INVESTMENT FUNDS, INC.
                       V.A. Bond Fund                                                       INVESCO VIF - Dynamics Fund

                     JANUS ASPEN SERIES                                                       MFS VARIABLE INSURANCE TRUST
 Aggressive Growth Portfolio        Worldwide Growth Portfolio                   MFS Bond Series        MFS Investors Trust Series
                 Growth and Income Portfolio                                    MFS Emerging Growth Series   MFS Total Return Series
                                                                                            MFS Investors Growth Stock Series


In this Prospectus, we provide information that you should know before you invest. We have filed additional information about the Contracts with the Securities and Exchange Commission ("SEC") in a Statement of Additional Information ("SAI"), dated May 1, 2001. That SAI is legally a part of this Prospectus. If you are a participant in certain types of plans (generally, 403(b) plans), you can get a copy of the SAI free of charge by contacting us at the address or telephone number shown on the cover page. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The SEC's mailing address is 450 Fifth Street, N.W., Washington, DC 20549, and its public reference number is (800) SEC-0330.

                                   ----------

The accompanying prospectuses for the Funds and the related statements of additional information describe the investment objectives and risks of investing in the Funds. We may offer additional Funds and Subaccounts in the future. The contents of the SAI with respect to the Contracts appears on page 41 of this Prospectus.

                                   ----------

PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT IS ACCOMPANIED BY A CURRENT PROSPECTUS FOR EACH OF THE FUNDS. READ THOSE PROSPECTUSES CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.

AS WITH ALL VARIABLE ANNUITY CONTRACTS, THE FACT THAT WE HAVE FILED A REGISTRATION STATEMENT WITH THE SEC DOES NOT MEAN THAT THE SEC HAS DETERMINED THAT THE CONTRACTS ARE A GOOD INVESTMENT. NOR HAS THE SEC DETERMINED THAT THIS PROSPECTUS IS COMPLETE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                         Prudential Retirement Services
                             30 Scranton Office Park
                             Scranton, PA 18507-1789
                            Telephone 1-800-458-6333

* DISCOVERY PREMIER IS A SERVICE MARK OF PRUDENTIAL

                               PROSPECTUS CONTENTS

                                                                            PAGE
GLOSSARY ..................................................................   1
BRIEF DESCRIPTION OF THE CONTRACTS ........................................   2
FEE TABLE .................................................................   4
GENERAL INFORMATION ABOUT PRUDENTIAL, PRUDENTIAL DISCOVERY PREMIER GROUP
  VARIABLE CONTRACT ACCOUNT AND THE INVESTMENT OPTIONS AVAILABLE UNDER
  THE CONTRACTS ...........................................................  10
  PRUDENTIAL INSURANCE COMPANY OF AMERICA .................................  10
  PRUDENTIAL DISCOVERY PREMIER GROUP VARIABLE CONTRACT ACCOUNT ............  10
  THE FUNDS ...............................................................  11
THE CONTRACTS .............................................................  17
  THE ACCUMULATION PERIOD .................................................  17
  ALLOCATION OF PURCHASE PAYMENTS .........................................  18
  ASSET ALLOCATION PROGRAM ................................................  18
  TRANSFERS ...............................................................  19
  DOLLAR COST AVERAGING ...................................................  20
  AUTO-REBALANCING ........................................................  21
  WITHDRAWALS .............................................................  21
  SYSTEMATIC WITHDRAWAL PLAN ..............................................  22
  TEXAS OPTIONAL RETIREMENT PLAN ..........................................  23
  DEATH BENEFIT ...........................................................  24
  DISCONTINUANCE OF CONTRIBUTIONS .........................................  25
  LOAN PROVISION ..........................................................  25
  MODIFIED PROCEDURES .....................................................  26
CHARGES, FEES AND DEDUCTIONS ..............................................  26
  ADMINISTRATIVE FEE ......................................................  26
  CHARGE FOR ASSUMING MORTALITY AND EXPENSE RISKS .........................  27
  EXPENSES INCURRED BY THE FUNDS ..........................................  27
  WITHDRAWAL CHARGE .......................................................  27
  LIMITATIONS ON WITHDRAWAL CHARGE ........................................  28
  TAXES ATTRIBUTABLE TO PREMIUM ...........................................  29
REQUESTS, CONSENTS AND NOTICES ............................................  29
FEDERAL TAX STATUS ........................................................  30
ERISA CONSIDERATIONS ......................................................  35
EFFECTING AN ANNUITY ......................................................  35
  LIFE ANNUITY WITH PAYMENTS CERTAIN ......................................  36
  ANNUITY CERTAIN .........................................................  36
  JOINT AND SURVIVOR ANNUITY WITH PAYMENTS CERTAIN ........................  36
  PURCHASING THE ANNUITY ..................................................  37
OTHER INFORMATION .........................................................  37
  MISSTATEMENT OF AGE OR SEX ..............................................  37
  SALE OF THE CONTRACT AND SALES COMMISSIONS ..............................  37
  VOTING RIGHTS ...........................................................  38
  SUBSTITUTION OF FUND SHARES .............................................  38
  PERFORMANCE INFORMATION .................................................  39
  REPORTS TO PARTICIPANTS .................................................  39
  STATE REGULATION ........................................................  39
  LITIGATION ..............................................................  40
  STATEMENT OF ADDITIONAL INFORMATION .....................................  41
  ADDITIONAL INFORMATION ..................................................  41
  ACCUMULATION UNIT VALUES ................................................  42

                                    GLOSSARY



ACCOUNT--See the Prudential Discovery Premier Group Variable Contract Account (the "Discovery Account") below.

ACCUMULATION PERIOD--The period, prior to the effecting of an annuity, during which the amount credited to a Participant Account may vary with the investment performance of any Subaccount of the Discovery Account.

ANNUITANT--The person or persons designated by the Participant upon whose life or lives monthly annuity payments are based after an annuity is effected.

ANNUITY DATE--The date that the accumulation period ends and annuity payments begin.

BENEFICIARY--A person designated by a Participant to receive benefits from funds held under the Contract.

BUSINESS DAY--A day on which both the New York Stock Exchange and Prudential are open for business.

CODE--The Internal Revenue Code of 1986, as amended.

CONTRACTHOLDER--The employer, association or trust to which Prudential has issued a Contract.

CONTRACTS--The Group Variable Annuity Contracts that we describe in this Prospectus and offer for use in connection with retirement arrangements that qualify for federal tax benefits under Sections 401, 403(b), 408 or 457 of the Code and with non-qualified annuity arrangements.

CONTRACT VALUE--The dollar amount held under a Contract.

EMPLOYER--The sponsor of the retirement plan or non-qualified annuity arrangement.

FUNDS--The portfolios of The Prudential Series Fund, Inc., AIM Variable Insurance Funds, Inc., Alliance Variable Products Series Fund, Inc., American Century Variable Portfolios, Inc., Davis Variable Account Fund, Inc., Dreyfus Socially Responsible Growth Fund, Inc., Franklin Templeton Variable Insurance Products Trust, John Hancock Declaration Trust, Invesco Variable Investment Funds, Inc., Janus Aspen Series, MFS Variable Insurance Trust, and Credit Suisse Warburg Pincus Trust available under the Contracts.

GENERAL ACCOUNT--The assets of Prudential other than those allocated to the Discovery Account or any other separate account of Prudential.

GUARANTEED INTEREST ACCOUNT--An allocation option under the Contract funded by Prudential's General Account, or under certain Contracts, a separate account. It is not part of nor dependent upon the investment performance of the Discovery Account. This Prospectus does not describe in detail the Guaranteed Interest Account or any separate account funding a guaranteed interest rate option.

PARTICIPANT--A person who makes contributions, or for whom contributions have been made, and to whom they remain credited under the Contract. "You" means the Participant.

PARTICIPANT ACCOUNT--An account established for each Participant to record the amount credited to the Participant under the Contract.

PARTICIPANT ACCOUNT VALUE--The dollar amount held in a Participant Account.

PRUDENTIAL--The Prudential Insurance Company of America. "We," "us," or "our" means Prudential.

PRUDENTIAL DISCOVERY PREMIER GROUP VARIABLE CONTRACT ACCOUNT--A separate account of Prudential registered under the Investment Company Act of 1940 as a unit investment trust, invested through its Subaccounts in shares of the corresponding Funds.

SUBACCOUNT--A division of the Discovery Account, the assets of which are invested in shares of the corresponding Fund.

UNIT AND UNIT VALUE--We credit a Participant with Units for each Subaccount in which he invests. The value of these Units may change each Business Day to reflect the investment results of, and deductions of charges from, the Subaccounts, and the expenses of the Funds in which the assets of the Subaccounts are invested. The number of Units credited to a Participant in any Subaccount of the Discovery Account is determined by dividing the amount of the contribution or transfer made on his behalf to that Subaccount by the applicable Unit Value for the Business Day on which the contribution or transfer is received at the address shown on the cover of this Prospectus or such other address that Prudential has specified. We will reduce the number of Units credited to a Participant under any Subaccount by the number of Units canceled as a result of any transfer or withdrawal by a Participant from that Subaccount.

VALUATION PERIOD--The period of time from one determination of the value of the amount invested in a Subaccount to the next. We make such determinations generally as of 4:00 p.m. Eastern time on each day during which the New York Stock Exchange and Prudential are open. Currently, the Prudential business unit that receives transaction requests for the Contracts is open each day on which the New York Stock Exchange is open.

VARIABLE INVESTMENT OPTIONS--The Subaccounts.

                       BRIEF DESCRIPTION OF THE CONTRACTS

We offer the Contracts to retirement plans qualifying for federal tax benefits under Sections 401, 403(b), 408 or 457 of the Internal Revenue Code of 1986, as amended (the "Code") and to annuity arrangements qualifying for federal tax benefits under Section 403(c) of the Code. The Contracts are group annuity contracts that we typically issue to employers. These employers then make contributions under the Contract on behalf of their employees. A person for whom contributions have been made and to whom they remain credited under a Contract is a "Participant."


The value of a Participant's investment depends upon the performance of the selected investment option[s]. Currently, there are 35 variable investment options, each of which is called a Subaccount. Prudential may limit the number of subaccounts an employer may select in order to ensure that Prudential is the owner of the assets in the Subaccounts for tax purposes. We invest the assets of each Subaccount in one of the Funds listed beginning on page 11. You may direct contributions to one or a combination of variable investment options as well as the Guaranteed Interest Account. We set up a separate Participant Account to record your investment choices. You can withdraw amounts held under your Participant Account, in whole or in part, prior to the annuity date. We also provide for a death benefit under the Contract.


Through payroll deduction or similar agreements with the Contractholder, you may make contributions under the Contract if permitted under your retirement arrangement. In addition, you may make contributions in ways other than payroll deduction under certain circumstances if permitted under your retirement arrangement.


We assess charges under the Contracts for administering the Contracts and for assuming mortality and expense risks under the Contracts. We deduct a mortality and expense risk charge equal to an annual rate of 0.15% from the assets held in the variable investment options. We also deduct an administrative charge equal to a maximum annual rate of 0.75% from the assets held in the variable investment options. You can find further details about the administrative charge in the Fee Table, page 4, and under Administrative Fee, page 26.


We may impose a withdrawal charge upon withdrawals made in the first five years after the initial contribution made on behalf of the Participant. The maximum withdrawal charge is 5% of the contributions withdrawn on behalf of the Participant.


A charge against each of the Funds' assets is also made by the investment adviser for providing investment advisory and management services. You can find further details about charges under the section entitled Charges, Fees and Deductions, page 26.


Unless restricted by the retirement arrangement under which you are covered, or by a section of the Code, you may withdraw, at any time, all or part of your Participant Account. See "Withdrawals," page 21. We may impose a charge upon withdrawal. You can find further details about the withdrawal charge under the section entitled "Withdrawal Charge," page 27. If you withdraw, you may be taxed under the Code, including, under certain circumstances, a 10% tax penalty on premature withdrawals. See "Federal Tax Status," page 30. In addition, you may transfer all or a part of your Participant Account Value among the Subaccounts and the Guaranteed Interest Account without the imposition of the withdrawal charge or tax liability.


As explained below, notices, forms and requests for transactions related to the Contracts may be provided in traditional paper form or by electronic means, including telephone and Internet. Prudential reserves the right to vary the means available, including limiting them to electronic means, from Contract to Contract by Contract terms, related service agreements with the Contractholder, or notice to the Contractholder and Participants.

You should send all written requests, notices, and transfer requests required or permitted by the Contracts (other than withdrawal requests and death benefit claims), to Prudential at the address shown on the cover of this Prospectus. You may effect permitted telephone transactions by calling us at 1-800-458-6333. All permitted Internet transactions may be made through www.prudential.com. You must send all written withdrawal requests or death benefit claims to Prudential by one of the following three means: (1) By U.S. mail to: Prudential, P.O. Box 5410, Scranton, Pennsylvania 18505-5410; (2) Delivery service other than the U.S. mail (e.g., Federal Express, etc.) sent to our office at the following address: Prudential, 30 Scranton Office Park, Scranton, Pennsylvania 18507-1789; or (3) Fax to Prudential, Attention: Client Payments at: (570) 340-4328. Under certain Contracts, the Contractholder or a third party acting on their behalf provides record-keeping services that we would otherwise perform. See "Modified Procedures," page 26.


Prudential may provide other permitted telephone numbers or Internet addresses through the Contractholder directly to Participants as authorized by the Contractholder.


We intend this brief description of the Contracts to provide a broad overview of the more significant features of the Contracts. More detailed information about the Contracts can be found in subsequent sections of this Prospectus and in the Contracts themselves.


Transaction requests (including death benefit claims) received directly by Prudential in good order on a given Business Day before the established transaction cutoff time (4 PM Eastern Time, or such earlier time that the New York Stock Exchange may close) will be effective for that Business Day. For purposes of the preceding sentence, we define "good order" generally as an instruction received by us that is sufficiently complete and clear that we do not need to exercise any discretion to follow such instruction.

                                    FEE TABLE



PARTICIPANT TRANSACTION EXPENSES


Sales Charge Imposed on Contributions ....................................  None


Maximum Withdrawal Charge (as a percentage of contributions withdrawn):


                                            THE WITHDRAWAL CHARGE WILL BE EQUAL
                                            TO THE FOLLOWING PERCENTAGE OF THE
YEARS OF CONTRACT PARTICIPATION                   CONTRIBUTIONS WITHDRAWN
-------------------------------             -----------------------------------


First Year ................................                 5%
Second Year ...............................                 4%
Third Year ................................                 3%
Fourth Year ...............................                 2%
Fifth Year ................................                 1%
Sixth and Subsequent Years ................              No Charge

Annual Account Charge .....................                None


DISCOVERY ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE PARTICIPANT ACCOUNT VALUE)


       ALL SUBACCOUNTS
       ---------------
       Mortality and Expense Risk Charge .......................... 0.15%

       Maximum Administrative Fee ................................. 0.75%
                                                                    ----

       Total Separate Account Annual Expenses ..................... 0.90%
                                                                    ====

ANNUAL EXPENSES OF THE FUNDS

(AS A PERCENTAGE OF PORTFOLIO AVERAGE NET ASSETS)
(BASED ON THE YEAR ENDED DECEMBER 31, 2000, UNLESS OTHERWISE NOTED)

                                                                                                                     TOTAL
                                                                                                                    ACTUAL
                                                              INVESTMENT                                           EXPENSES
                                                              MANAGEMENT       OTHER      12B-1      TOTAL      (AFTER EXPENSE
                                                                  FEE        EXPENSES      FEE     EXPENSES     REIMBURSEMENT)*
                                                              -----------------------------------------------------------------
THE PRUDENTIAL SERIES FUND, INC.
   Conservative Balanced Portfolio .........................     0.55%         0.05%       N/A       0.60%            0.60%
   Diversified Bond Portfolio ..............................     0.40%         0.05%       N/A       0.45%            0.45%
   Equity Portfolio ........................................     0.45%         0.04%       N/A       0.49%            0.49%
   Flexible Managed Portfolio ..............................     0.60%         0.04%       N/A       0.64%            0.64%
   Global Portfolio ........................................     0.75%         0.10%       N/A       0.85%            0.85%
   Government Income Portfolio .............................     0.40%         0.07%       N/A       0.47%            0.47%
   High Yield Bond Portfolio ...............................     0.55%         0.05%       N/A       0.60%            0.60%
   Money Market Portfolio ..................................     0.40%         0.04%       N/A       0.44%            0.44%
   Prudential Jennison Portfolio ...........................     0.60%         0.04%       N/A       0.64%            0.64%
   Small Capitalization Stock Portfolio ....................     0.40%         0.08%       N/A       0.48%            0.48%
   Stock Index Portfolio ...................................     0.35%         0.04%       N/A       0.39%            0.39%
   20/20 Focus Portfolio ...................................     0.75%         0.13%       N/A       0.88%            0.88%
   Value Portfolio .........................................     0.40%         0.05%       N/A       0.45%            0.45%

AIM VARIABLE INSURANCE FUNDS, INC.
   AIM V.I. Government Securities Fund .....................     0.50%         0.47%       N/A       0.97%            0.97%
   AIM V.I. International Equity Fund ......................     0.73%         0.29%       N/A       1.02%            1.02%
   AIM V.I. Value Fund .....................................     0.61%         0.23%       N/A       0.84%            0.84%

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. (1)
   Premier Growth Portfolio ................................     1.00%         0.05%     0.25%       1.30%            1.30%
   Growth and Income Portfolio .............................     0.63%         0.07%     0.25%       0.95%            0.95%
   Quasar Portfolio ........................................     1.00%         0.16%     0.25%       1.41%            1.20%

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   VP Income & Growth ......................................     0.70%         0.00%       N/A       0.70%            0.70%

CREDIT SUISSE WARBURG PINCUS TRUST (8)
   Emerging Growth Portfolio ...............................     0.90%         0.39%       N/A       1.29%            1.25%

DAVIS VARIABLE ACCOUNT FUND, INC. (2)
   Davis Value Portfolio ...................................     0.75%         0.26%       N/A       1.01%            1.00%

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (3)
   Dreyfus Socially Responsible Growth Fund ................     0.75%         0.03%       N/A       0.78%            0.78%

FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
   Franklin Small Cap Fund--Class 1 (4) ....................     0.53%         0.28%       N/A       0.81%            0.77%
   Templeton International Securities Fund--Class 1 ........     0.67%         0.20%       N/A       0.87%            0.87%

JOHN HANCOCK DECLARATION TRUST (5)
   V.A. Bond Fund ..........................................     0.50%         0.42%       N/A       0.92%            0.75%

INVESCO VARIABLE INVESTMENT FUNDS, INC.
   INVESCO VIF--Dynamics Fund ..............................     0.75%         0.34%       N/A       1.09%            1.09%


                                                                                                                     TOTAL
                                                                                                                    ACTUAL
                                                              INVESTMENT                                           EXPENSES
                                                              MANAGEMENT       OTHER      12B-1      TOTAL      (AFTER EXPENSE
                                                                  FEE        EXPENSES      FEE     EXPENSES     REIMBURSEMENT)*
                                                              -----------------------------------------------------------------
JANUS ASPEN SERIES (6)
   Aggressive Growth Portfolio .............................     0.65%         0.02%       N/A       0.67%            0.67%
   Growth and Income Portfolio .............................     0.65%         0.13%       N/A       0.78%            0.78%
   Worldwide Growth Portfolio ..............................     0.65%         0.04%       N/A       0.69%            0.69%

MFS VARIABLE INSURANCE TRUST (7)
   MFS Bond Series .........................................     0.60%         0.40%       N/A       1.00%            0.75%
   MFS Emerging Growth Series ..............................     0.75%         0.10%       N/A       0.85%            0.85%
   MFS Investors Growth Stock Series .......................     0.75%         0.17%       N/A       0.92%            0.90%
   MFS Investors Trust Series ..............................     0.75%         0.12%       N/A       0.87%            0.86%
   MFS Total Return Series .................................     0.75%         0.15%       N/A       0.90%            0.89%


-----------
* Reflects fee waivers and reimbursement of expenses, if any. The following Expense Examples use "Total Actual Expenses."

The purpose of the foregoing tables is to assist Participants in understanding the expenses that they bear, directly or indirectly, relating to the Prudential Discovery Premier Group Variable Contract Account and the Funds. See the sections on charges in this Prospectus and the accompanying prospectuses for the Funds.

(1) Alliance Variable Products Series Fund. The Fund maintains a distribution plan or "12b-1" plan for this class of shares under which an annual fee of 0.25% of the class's average daily net assets is paid to the Fund's distributor. The Quasar Fund reflects certain expense reimbursements and/or limitations.

(2) Davis Variable Account Fund, Inc. Fee waivers and expense reimbursement or credits reduced investment management fees and other expenses during 2000, but may be discontinued at any time.

(3) Dreyfus Socially Responsible Growth Fund, Inc. The figures in the Expense Table are for the initial share class for the fiscal year ended December 31, 2000. Actual Expenses in future years may be higher or lower than the figures given.

(4) Franklin Small Cap Fund-Class 1. The manager has agreed in advance to make an estimated reduction of 0.04% of its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission.

(5) John Hancock Declaration Trust. The adviser has guaranteed that it will limit other expenses to 0.25% through at least 4/30/2002.

(6) Janus Aspen Series. Table reflects expenses based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee. All expenses are shown without the effect of any offset arrangements.

(7) MFS Variable Insurance Trust. The "Other Expenses" depicted in the fee table above do not reflect the effect of an expense offset arrangement with the Fund's custodian. That expense offset arrangement reduced "Other Expenses" for each Series by 0.01%. Total Actual Expenses (after expense reimbursement) also reflect other expense offset and reimbursement arrangements.

(8) Credit Suisse Warburg Pincus Trust. Fee waivers and expense reimbursement or credits reduced investment management fees and other expenses during 2000, but may be discontinued at any time.

EXAMPLES OF FEES AND EXPENSES

The following examples illustrate the cumulative dollar amount of all the above expenses that you would incur on each $1,000 of investment.

     o The examples assume a consistent 5% annual return on invested assets.

     o The examples assume that the current fee waivers and expense reimbursement arrangements for the Funds continue for the periods shown.

THE EXAMPLES SHOULD NOT BE CONSIDERED TO BE A REPRESENTATION OF PAST OR FUTURE EXPENSES; ACTUAL EXPENSES INCURRED IN ANY GIVEN YEAR MAY BE MORE OR LESS THAN THOSE SHOWN IN THE EXAMPLES.


TABLE I:  WITHDRAWAL AT END OF PERIOD

If a Participant withdraws his or her entire Participant Account Value from the specified Subaccount just prior to the end of the applicable time period, the Participant would pay the following cumulative expenses on each $1,000 invested.



                                                                           1 YEAR        3 YEARS      5 YEARS        10 YEARS
                                                                           ------        -------      -------        --------
THE PRUDENTIAL SERIES FUND, INC.
   Conservative Balanced Portfolio .......................................  $60            $83          $100           $179
   Diversified Bond Portfolio ............................................   59             79            92            162
   Equity Portfolio ......................................................   59             80            94            167
   Flexible Managed Portfolio ............................................   61             85           102            183
   Global Portfolio ......................................................   63             91           113            206
   Government Income Portfolio ...........................................   59             79            93            165
   High Yield Bond Portfolio .............................................   60             83           100            179
   Money Market Portfolio ................................................   59             78            91            161
   Prudential Jennison Portfolio .........................................   61             85           102            183
   Small Capitalization Stock Portfolio ..................................   59             80            94            166
   Stock Index Portfolio .................................................   58             77            89            156
   20/20 Focus Portfolio .................................................   63             92           114            209
   Value Portfolio .......................................................   59             79            92            162

AIM VARIABLE INSURANCE FUNDS, INC.
   AIM V.I. Government Securities Fund ...................................   64             95           119            219
   AIM V.I. International Equity Fund ....................................   64             96           122            224
   AIM V.I. Value Fund ...................................................   63             82            76            169

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
   Premier Growth Portfolio ..............................................   67            105           136            253
   Growth and Income Portfolio ...........................................   64             94           118            217
   Quasar Portfolio ......................................................   66            102           131            243

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   VP Income and Growth ..................................................   61             86           105            190

CREDIT SUISSE WARBURG PINCUS TRUST
   Emerging Growth Portfolio .............................................   67            103           133            248

DAVIS VARIABLE ACCOUNT FUND, INC.
   Davis Value Portfolio .................................................   64             96           121            222

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
   Dreyfus Socially Responsible Growth Fund ..............................   62             89           109            199

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
   Franklin Small Cap Fund--Class I ......................................   64             96           122            224
   Templeton International Securities Fund ...............................   63             92           114            208


                                                                           1 YEAR        3 YEARS      5 YEARS        10 YEARS
                                                                           ------        -------      -------        --------
JOHN HANCOCK DECLARATION TRUST
   V.A. Bond Fund ........................................................  $62            $88          $108           $195

INVESCO VARIABLE INVESTMENT FUNDS, INC.
   INVESCO VIF--Dynamics Fund ............................................   65             98           125            232

JANUS ASPEN SERIES
   Aggressive Growth Portfolio ...........................................   61             85           103            186
   Growth and Income Portfolio ...........................................   62             89           109            199
   Worldwide Growth Portfolio ............................................   61             86           105            189

MFS VARIABLE INSURANCE TRUST
   MFS Bond Series .......................................................   62             88           108            195
   MFS Emerging Growth Series ............................................   63             82            76            169
   MFS Investors Growth Stock Series .....................................   63             93           115            212
   MFS Investors Trust Series ............................................   63             91           113            207
   MFS Total Return Series ...............................................   63             92           115            211


TABLE II:  NO WITHDRAWAL AT END OF PERIOD

If a Participant does not withdraw any portion of his or her Participant Account Value from the specified Subaccount, or he or she uses Participant Account Value to effect an annuity as of the end of the applicable time period, the Participant would pay the following cumulative expenses on each $1,000 invested.


                                                                           1 YEAR        3 YEARS      5 YEARS        10 YEARS
                                                                           ------        -------      -------        --------
THE PRUDENTIAL SERIES FUND, INC.
   Conservative Balanced Portfolio .......................................  $15            $47           $82           $179
   Diversified Bond Portfolio ............................................   14             43            74            162
   Equity Portfolio ......................................................   14             44            76            167
   Flexible Managed Portfolio ............................................   16             49            84            183
   Global Portfolio ......................................................   18             55            95            206
   Government Income Portfolio ...........................................   14             43            75            165
   High Yield Bond Portfolio .............................................   15             47            82            179
   Money Market Portfolio ................................................   14             42            73            161
   Prudential Jennison Portfolio .........................................   16             49            84            183
   Small Capitalization Stock Portfolio ..................................   14             44            76            166
   Stock Index Portfolio .................................................   13             41            71            156
   20/20 Focus Portfolio .................................................   18             56            96            209
   Value Portfolio .......................................................   14             43            74            162

AIM VARIABLE INSURANCE FUNDS, INC.
   AIM V.I. Government Securities Fund ...................................   19             59           101            219
   AIM V.I. International Equity Fund ....................................   19             60           104            224
   AIM V.I. Value Fund ...................................................   18             37            58            169

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
   Premier Growth Portfolio ..............................................   22             69           118            253
   Growth and Income Portfolio ...........................................   19             58           100            217
   Quasar Portfolio ......................................................   21             66           113            243


                                                                           1 YEAR        3 YEARS      5 YEARS        10 YEARS
                                                                           ------        -------      -------        --------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   VP Income and Growth ..................................................  $16            $50           $87           $190

CREDIT SUISSE WARBURG PINCUS TRUST
   Emerging Growth Portfolio .............................................   22             67           115            248

DAVIS VARIABLE ACCOUNT FUND, INC.
   Davis Value Portfolio .................................................   19             60           103            222

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
   Dreyfus Socially Responsible Growth Fund ..............................   17             53            91            199

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
   Franklin Small Cap Fund--Class I ......................................   19             60           104            224
   Templeton International Securities Fund ...............................   18             56            96            208

JOHN HANCOCK DECLARATION TRUST
   V.A. Bond Fund ........................................................   17             52            90            195

INVESCO VARIABLE INVESTMENT FUNDS, INC.
   INVESCO VIF--Dynamics Fund ............................................   20             62           107            232

JANUS ASPEN SERIES
   Aggressive Growth Portfolio ...........................................   16             49            85            186
   Growth and Income Portfolio ...........................................   17             53            91            199
   Worldwide Growth Portfolio ............................................   16             50            87            189

MFS VARIABLE INSURANCE TRUST
   MFS Bond Series .......................................................   17             52            90            195
   MFS Emerging Growth ...................................................   18             37            58            169
   MFS Investors Growth Stock Series .....................................   18             57            97            212
   MFS Investors Trust Series ............................................   18             55            95            207
   MFS Total Return Series ...............................................   18             56            97            211




If permitted under your retirement arrangement, loans taken by a Participant from a Participant Account may be subject to charges for establishing and maintaining the loan. The examples with respect to the Contracts do not take into account any deduction for such charges. The table of accumulation unit values appears on page 42 of this prospectus.

                      GENERAL INFORMATION ABOUT PRUDENTIAL,
                   PRUDENTIAL DISCOVERY PREMIER GROUP VARIABLE
                              CONTRACT ACCOUNT AND
                   THE INVESTMENT OPTIONS AVAILABLE UNDER THE
                                    CONTRACTS



PRUDENTIAL INSURANCE COMPANY OF AMERICA


The Prudential Insurance Company of America ("Prudential") is a mutual life insurance company incorporated in 1875 under the laws of the State of New Jersey. Our corporate office is located at 751 Broad Street, Newark, New Jersey. We have been investing for pension funds since 1928.


Prudential is currently pursuing reorganizing itself into a stock life insurance company through a process known as "demutualization". On July 1, 1998, legislation was enacted in New Jersey that would permit this conversion to occur and that specified the process for conversion. On December 15, 2000, the Board of Directors adopted a plan of reorganization pursuant to that legislation and authorized management to submit an application to the New Jersey Commissioner of Banking and Insurance for approval of the plan. The application was submitted on March 14, 2001. However, demutualization is a complex process and a number of additional steps must be taken before the demutualization can occur, including a public hearing, voting by qualified policyholders, and regulatory approval. Prudential is planning on completing this process in 2001, but there is no certainty that the demutualization will be completed in this timeframe or that the necessary approvals will be obtained. Also it is possible that after careful review, Prudential could decide not to demutualize or could decide to delay its plans. As a general rule, the plan of reorganization provides that, in order for policies or contracts to be eligible for compensation in the demutualization, they must have been in force on the date the Board of Directors adopted the plan, December 15, 2000. If demutualization does occur, all the guaranteed benefits described in your policy or contract would stay the same.


Until demutualization occurs, a policy or contract issued by Prudential has ownership interests, which generally include the right to vote for the Board of Directors. These rights would end once Prudential demutualizes.


Prudential generally is responsible for the administrative and record-keeping functions of the Prudential Discovery Premier Group Variable Contract Account and pays the expenses associated with them. These functions include enrolling Participants, receiving and allocating contributions, maintaining Participant Accounts, preparing and distributing confirmations, statements, and reports. The administrative and record-keeping expenses that we bear include salaries, rent, postage, telephone, travel, legal, actuarial and accounting fees, office equipment, stationery and maintenance of computer and other systems.


We are reimbursed for these administrative and record-keeping expenses by the daily charge against the assets of each Subaccount for administrative expenses.


PRUDENTIAL DISCOVERY PREMIER GROUP VARIABLE CONTRACT ACCOUNT


Prudential established the Prudential Discovery Premier Group Variable Contract Account (the "Discovery Account") on November 9, 1999, under New Jersey law as a separate investment account. The Discovery Account meets the definition of a "separate account" under federal securities laws. Prudential is the legal owner of the assets in the Discovery Account, and is obligated to provide all benefits under the Contracts. Prudential will at all times maintain assets in the Discovery Account with a total market value sufficient to support its obligations under the Contracts. Prudential segregates the Discovery Account assets from all of its other assets. Thus, those assets are not chargeable with liabilities arising out of any other business Prudential conducts. The Discovery Account's assets may include funds contributed by Prudential to commence operation of the Discovery Account, and may include accumulations of the charges Prudential makes against the Discovery Account. From time to time, Prudential will transfer these additional assets to Prudential's general account. Before making any such transfer, Prudential will consider any possible adverse impact the transfer might have on the Discovery Account.


Prudential registered the Discovery Account with the U.S. Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust, which is a type of investment company. This registration does not mean that the SEC supervises the management or investment policies or practices of the Discovery Account. For state law purposes, the Discovery Account is treated as a part or division of Prudential. There are currently 35 Subaccounts within the Discovery Account. These Subaccounts invest in the corresponding Fund available under the Contracts. We may establish additional Subaccounts in the future.


THE FUNDS


The following is a list of each Fund, its investment objective and its investment adviser:


THE PRUDENTIAL SERIES FUND, INC.


MONEY MARKET PORTFOLIO. The investment objective is maximum current income consistent with the stability of capital and the maintenance of liquidity. The portfolio invests in short-term debt obligations that mature in 13 months or less.


DIVERSIFIED BOND PORTFOLIO. The investment objective is a high level of income over a longer term while providing reasonable safety of capital. The portfolio invests primarily in higher grade debt obligations and high quality money market instruments.


GOVERNMENT INCOME PORTFOLIO. The investment objective is a high level of income over the longer term consistent with the preservation of capital. The portfolio invests primarily in U.S. Government securities, including intermediate and long-term U.S. Treasury securities and debt obligations issued by agencies or instrumentalities established by the U.S. Government.


CONSERVATIVE BALANCED PORTFOLIO. The investment objective is a total investment return consistent with a conservatively managed diversified portfolio. The portfolio invests in a mix of equity securities, debt obligations and money market instruments.


FLEXIBLE MANAGED PORTFOLIO. The investment objective is a total investment return consistent with an aggressively managed diversified portfolio. The portfolio invests in a mix of equity securities, debt obligations and money market instruments.


HIGH YIELD BOND PORTFOLIO. The investment objective is a high total return. The portfolio invests primarily in high yield/high risk debt securities.

STOCK INDEX PORTFOLIO. The investment objective is investment results that generally correspond to the performance of publicly-traded common stocks. The portfolio attempts to duplicate the price and yield performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index").


VALUE PORTFOLIO. The investment objective is capital appreciation. The portfolio invests in undervalued stocks -- those stocks trading below their underlying asset value, cash generating ability and overall earnings and earnings growth.


EQUITY PORTFOLIO. The investment objective is capital appreciation. The portfolio invests primarily in common stocks of major established corporations as well as smaller companies that offer attractive prospects of appreciation.


PRUDENTIAL JENNISON PORTFOLIO. The investment objective is to achieve long-term growth of capital. The portfolio invests primarily in equity securities of major established corporations that offer above average growth prospects.


GLOBAL PORTFOLIO. The investment objective is long-term growth of capital. The portfolio invests primarily in common stocks (and their equivalents) of foreign and U.S. companies.


20/20 FOCUS PORTFOLIO. The investment objective is long-term growth of capital. The portfolio will invest primarily in up to 40 equity securities of U.S. companies.


SMALL CAPITALIZATION STOCK PORTFOLIO. The investment objective is long-term growth of capital. The portfolio attempts to duplicate the performance of the Standard Poor's Small Capitalization Stock Index.


Prudential Investments Fund Management LLC ("PIFM"), a Prudential subsidiary, manages each of the Fund's portfolios under a "manager-of-managers" approach. Under that approach, PIFM may change a subadviser or amend a subadvisory agreement without obtaining shareholder approval. The Fund's agreement with PIFM replaces the management agreement that the Fund formerly had with Prudential.


Jennison Associates LLC ("Jennison"), a Prudential subsidiary, serves as subadviser to the following Portfolios that previously were subadvised (in whole or in part) by Prudential Investment Management, Inc. ("PIM"): Equity Portfolio, Value Portfolio (formerly Equity Income Portfolio), Global Portfolio and 20/20 Focus Portfolio. PIM continues to serve as subadviser to the Conservative Balanced, Diversified Bond, Flexible Managed, Government Income, High Yield Bond, Money Market, Small Capitalization Stock and Stock Index Portfolios.


EQUITY PORTFOLIO AND VALUE PORTFOLIO. Each of these Portfolios now receives subadvisory services from Jennison and two non-Prudential subadvisers.


EQUITY PORTFOLIO. Salomon Brothers Asset Management Inc. ("Salomon") manages approximately 25% of the Equity Portfolio's assets. Salomon is part of the SSB Citi Asset Management Group, the global asset management arm of Citigroup Inc. GE Asset Management Incorporated ("GEAM") also serves as a subadviser to approximately 25% of the Equity Portfolio's assets. GEAM is a wholly-owned subsidiary of General Electric Corporation.


VALUE PORTFOLIO. Deutsche Asset Management Inc. ( "Deutsche ") serves as subadviser to approximately 25% of the assets of the Value Portfolio. Deutsche is a wholly-owned subsidiary of Deutsche Bank AG. Key Asset Management Inc. ("Key ") serves as a subadviser to approximately 25% of the assets of the Value Portfolio. Key is a wholly-owned subsidiary of KeyCorp, Inc.

AIM VARIABLE INSURANCE FUNDS, INC.


AIM V.I. GOVERNMENT SECURITIES FUND. The investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal by investing in debt securities issued, guaranteed or otherwise backed by the United States Government.


AIM V.I. INTERNATIONAL EQUITY FUND. The investment objective is to provide long-term growth of capital by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum.


AIM V.I. VALUE FUND. The investment objective is to achieve long-term growth of capital by investing primarily in equity securities judged by the adviser to be undervalued relative to the adviser's appraisal of the current or projected earnings of the companies issuing the securities, or relative market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective.


The investment adviser for these Funds is AIM Advisors, Inc.


ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.


PREMIER GROWTH PORTFOLIO. The investment objective is growth of capital rather than current income. In pursuing its investment objective, the Fund will employ aggressive investment policies. The Fund invests primarily in equity securities of U.S. companies.


GROWTH AND INCOME PORTFOLIO. The investment objective is reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality.


QUASAR PORTFOLIO. The investment objective is growth of capital by pursuing aggressive investment policies. This Fund invests principally in a diversified portfolio of equity securities.


The investment adviser for these Funds is Alliance Capital Management L.P.


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.


VP INCOME AND GROWTH. The Fund seeks dividend growth, current income and capital appreciation by investing primarily in common stocks. The investment adviser for this Fund is American Century Investment Management, Inc.


CREDIT SUISSE WARBURG PINCUS TRUST


EMERGING GROWTH PORTFOLIO. The objective of this Fund is to seek maximum capital appreciation by investing in equity securities of small or medium-sized domestic companies with emerging or renewed growth potential. The investment adviser for this Fund is Credit Suisse Asset Management, LLC.

DAVIS VARIABLE ACCOUNT FUND, INC.


DAVIS VALUE PORTFOLIO. The Fund's investment objective is growth of capital. The Fund invests primarily in common stock of U.S. companies with market capitalization of at least $5 billion. The investment adviser for this Fund is Davis Selected Advisers, L.P.


DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.


DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND. The Fund's primary goal is to provide capital growth with current income as a secondary goal. The Fund invests primarily in common stock of companies that, in the opinion of the Fund's management, not only meet traditional investment standards but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. The investment adviser for this Fund is The Dreyfus Corporation.


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (VIP)


FRANKLIN SMALL CAP FUND. The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of U.S. small capitalization (small cap) growth companies. The investment adviser for the Franklin Small Cap Fund is Franklin Advisers, Inc.


TEMPLETON INTERNATIONAL SECURITIES FUND. The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of companies located outside the U.S., including emerging markets. The investment adviser for the Templeton International Securities Fund is Templeton Investment Counsel, Inc.


JOHN HANCOCK DECLARATION TRUST


V.A. BOND FUND. The Fund seeks to generate a high level of current income consistent with prudent investment risk. In pursuing this goal, the Fund normally invests in a diversified portfolio of debt securities. The investment adviser for this Fund is John Hancock Advisers, Inc.


INVESCO VARIABLE INVESTMENT FUNDS, INC.


INVESCO VIF--DYNAMICS FUND. The Fund attempts to make your investment grow over the long term. The Fund invests in a variety of securities that the advisor believes present opportunities for capital growth -- primarily common stocks of companies traded on U.S. securities exchanges, as well as over-the-counter. The Fund also may invest in preferred stock (which generally pays higher dividends than common stocks) and debt instruments that are convertible into common stocks, as well as in securities of foreign companies. It is aggressively managed. Because its strategy includes many short-term factors -- including current information about a company, investor interest, price movements of a company's securities and general market and monetary conditions -- securities in its portfolio usually are bought and sold relatively frequently. The investment adviser for this Fund is INVESCO Funds Group, Inc.

JANUS ASPEN SERIES

AGGRESSIVE GROWTH PORTFOLIO. The investment objective of the Fund is long-term growth of capital. It is a diversified portfolio that seeks its objective primarily by investing in common stocks selected for growth potential, and it normally invests at least 50% of its equity assets in medium-sized companies.


GROWTH AND INCOME PORTFOLIO. The investment objective of this Fund is long-term capital growth and current income. It is a diversified portfolio that normally invests up to 75% of its assets in equity securities selected primarily for growth potential and at least 25% of its assets in securities the portfolio manager believes have income potential.


WORLDWIDE GROWTH PORTFOLIO. The investment objective of this Fund is long-term growth of capital in a manner consistent with the preservation of capital. It is a diversified portfolio that pursues its objective primarily through investments in common stocks of foreign and domestic issuers.


The investment adviser for these Funds is Janus Capital Corporation.

MFS VARIABLE INSURANCE TRUST

MFS BOND SERIES. The investment objective is primarily to provide as high a level of current income as is believed to be consistent with prudent risk. Its secondary objective is to protect shareholders capital. Under normal market conditions, the fund invests at least 65% of its assets in fixed income securities.


MFS EMERGING GROWTH SERIES. The investment objective is long-term growth of capital. Under normal market conditions, the Fund invests at least 65% of its assets in common stocks and related securities of emerging growth companies.


MFS INVESTORS GROWTH STOCK SERIES. The investment objective is to provide long-term growth of capital and future income rather than current income. Under normal market conditions, the Fund invests at least 80% of its assets in common stock and related securities.


MFS INVESTORS TRUST SERIES. The Series' objective is to seek long-term growth of capital with a secondary objective to seek reasonable current income.


MFS TOTAL RETURN SERIES. The investment objective is above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.


The investment adviser for these Funds is MFS Investment Management.


                                   ----------


The investment advisers to the various Funds charge a daily investment management fee as compensation for their services, as set forth in the table beginning on page 5 and as more fully described in the prospectus for each Fund.

We recognize that in the future it may become disadvantageous for both variable life insurance and variable annuity contract separate accounts to invest in the same underlying mutual fund. Although neither Prudential nor the Funds currently foresees any such disadvantage, the Funds' Boards of Directors intend to monitor events in order to identify any material conflict between variable life insurance and variable annuity contractholders and to determine what action, if any, should be taken in response to a conflict. Material conflicts could result from such things as: (1) changes in state insurance law; (2) changes in federal income tax law; (3) changes in the investment management of any Fund; or (4) differences between voting instructions given by variable life insurance and variable annuity contractholders.


An affiliate of each of the Funds (other than the portfolios in the Prudential Series Fund) may compensate Prudential based upon an annual percentage of the average assets held in the Fund by Prudential under the Contracts. These percentages vary by Fund, and reflect administrative and other services we provide.


A full description of the Funds appears in the accompanying prospectuses for each Fund and in the related statements of additional information. There is no assurance that the investment objectives will be met.


A Fund may have an investment objective and investment policies closely resembling those of a mutual fund within the same complex that is sold directly to individual investors. Despite such similarities, there can be no assurance that the investment performance of any such Fund will resemble that of its retail fund counterpart.


Under certain Contracts, not all Funds described in this prospectus are available to Participants. Under those Contracts, of the Funds described in this prospectus, your Employer may choose up to 28 Funds that will be available to you. (The limit on the number of Funds does not apply to contracts used with qualified pension and profit sharing plans described in Section 401(a) of the Code.) Once your Employer has made that choice, it cannot substitute other Funds for any Funds that it has already selected. However, if your employer chooses fewer than 28 Funds initially, we will permit it to select additional Funds, so long as the total number of Funds available to Participants does not exceed 28. Prudential reserves the right to change the number of Funds that an Employer may make available to Participants to comport with future amendments of the Code and future rulings or interpretations issued by the Internal Revenue Service.


GUARANTEED INTEREST ACCOUNT


The Guaranteed Interest Account is a credited interest option available to fund certain group annuity contracts issued by Prudential. Amounts that you allocate to the Guaranteed Interest Account become part of the General Account of Prudential. Prudential's General Account consists of all assets owned by Prudential other than those in the Discovery Account and other separate accounts of Prudential. Subject to applicable law, Prudential has sole discretion over the investment of the assets of the General Account.


Because of exemptive and exclusionary provisions, Prudential has not registered interests in the General Account (which include interests in the Guaranteed Interest Account) under the Securities Act of 1933. Nor has Prudential registered the General Account as an investment company under the Investment Company Act of 1940. Accordingly, those Acts do not apply to the General Account or any interests therein, and Prudential has been advised that the staff of the SEC has not reviewed the disclosures in the Prospectus relating to the General Account. Disclosures that we make regarding the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


Under certain Contracts, amounts that you allocate to the Guaranteed Interest Account may be held within one or more guaranteed separate accounts. Prudential has not registered interests in such separate account(s) under the Securities Act of 1933 and has not registered the separate accounts as investment companies under the Investment Company Act of 1940.

                                  THE CONTRACTS


We generally issue the Contracts to Employers whose employees may become Participants. Under an IRA, a Participant's spouse may also become a Participant. We may issue a Contract to an association that represents employers of employees who become Participants, to an association or union that represents members that become Participants, and to a trustee of a trust with participating employers whose employees become Participants. Even though an Employer, an association or a trustee is the Contractholder, the Contract normally provides that Participants will have the rights and interests under them that are described in this Prospectus. When a Contract is used to fund a deferred compensation plan established by a tax-exempt entity under Section 457 of the Code, all rights under the Contract are owned by the Employer to whom, or on whose behalf, the Contract is issued. All amounts that we pay under the Contract are payable to the Employer, and are its exclusive property. For a plan established under Section 457 of the Code, the employee has no rights or interests under the Contract, including any right or interest in any Subaccount of the Discovery Account, except as provided in the Employer's plan. This may also be true with respect to certain non-qualified annuity arrangements. Notwithstanding the foregoing, the rules for Section 457 plans established by state and local governments would be similar to those specified in this paragraph.


Also, a particular plan, even if it is not a deferred compensation plan, may limit a Participant's exercise of certain rights under a Contract. Participants should check the provisions of their Employer's plan or any agreements with the Employer to see if there are any such limitations and, if so, what they are.


THE ACCUMULATION PERIOD


Contributions; Crediting Units; Enrollment Forms; Deduction for Administrative Expenses.


If permitted under your retirement arrangement, an Employer will make contributions periodically to the Contract pursuant to a payroll deduction or similar agreement between the Participant and his Employer. In addition, you may make contributions in ways other than payroll deduction under certain circumstances.


As a Participant, you designate what portion of the contributions made on your behalf should be invested in the Subaccounts or the Guaranteed Interest Account. The Participant may change this designation usually by notifying us as described under "Requests, Consents and Notices," page 29. Under certain Contracts, an entity other than us keeps certain records. Participants under those Contracts must contact the record-keeper. See "Modified Procedures," page 26.


We credit the full amount (100%) of each contribution designated for investment in any Subaccount to a Participant Account maintained for the Participant. Except for the initial contribution, the number of Units that we credit to a Participant in a Subaccount is determined by dividing the amount of the contribution made on his behalf to that Subaccount by the Subaccount's Unit Value determined as of the end of the Valuation Period during which the contribution is received by us at the address shown on the cover page of this Prospectus or such other address as we may direct.


We will invest the initial contribution made for a Participant in a Subaccount no later than two Business Days after we receive it, if it is preceded or accompanied by satisfactory enrollment information. If the Contractholder submits an initial contribution on behalf of one or more new Participants that is not preceded or accompanied by satisfactory enrollment information, then we will allocate such contribution to the Prudential Series Fund Money Market Subaccount upon receipt, and also will send a notice to the Contractholder or its agent that requests allocation information for each such Participant. If we do not receive the necessary enrollment information in response to this initial notice, we will deliver up to three additional notices to the Contractholder or its agent at monthly intervals that request such allocation information. After 105 days have passed from the time that Units of the Money Market Subaccount were purchased on behalf of Participants who failed to provide the necessary enrollment information, we will redeem the relevant Units and pay the proceeds (including earnings) to the Contractholder. Any proceeds that we pay to the Contractholder under this procedure may be considered a prohibited and taxable reversion to the Contractholder under current provisions of the Code. Similarly, proceeds that we return may cause the Contractholder to violate a requirement under the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended, to hold all plan assets in trust. The Contractholder may avoid both problems if it arranges to have the proceeds paid into a qualified trust or annuity contract.


A change in the value of a Unit will not affect the number of Units of a particular Subaccount credited to a Participant. However, the dollar value of a Unit will vary from Business Day to Business Day depending upon the investment experience of the Subaccount.


We determine the value of a Participant Account in a Subaccount on any particular day by multiplying the total number of Units credited to the Participant by the Subaccount's Unit Value on that day.


We set the Unit Value for each Subaccount at $10.00 on the date of commencement of operations of that Subaccount. We determine the Unit Value for any subsequent Business Day as of the end of that day by multiplying the Unit Change Factor for that day by the Unit Value for the preceding Business Day.


We determine the Unit Change Factor for any Business Day by dividing the current day net asset value for Fund shares by the net asset value for shares on the previous Business Day. This factor is then reduced by a daily equivalent of the mortality and expense risk fee and the administrative fee. We determine the value of the assets of a Subaccount by multiplying the number of Fund shares held by that Subaccount by the net asset value of each share, and adding the value of dividends declared by the Fund but not yet paid.


ALLOCATION OF PURCHASE PAYMENTS


A Participant determines how the initial contribution will be allocated among the Subaccounts by specifying the desired allocation on the application or enrollment form. A Participant may choose to allocate nothing to a particular Subaccount. Unless a Participant tells us otherwise, we will allocate subsequent contributions in the same proportions as the most recent contribution made by that Participant. A Participant may change the way in which subsequent contributions are allocated by providing us with proper instruction as described under "Requests, Consents and Notices," page 29.


ASSET ALLOCATION PROGRAM


We may make available an Asset Allocation Program to assist Participants in determining how to allocate purchase payments. If a Participant chooses to participate in the program, the Participant may do so by utilizing a form available in the employee enrollment kit. The form will include a series of illustrations depicting various asset allocation models based on age and risk tolerance. We also make available a more comprehensive model based on an internet web site for use by Participants. We offer the Asset Allocation Program at no charge to the Participant. A Participant is under no obligation to participate in the program or to invest according to the program recommendations. A Participant may ignore, in whole or in part, the investment allocations provided by the program.


We regard the Asset Allocation Program as an aid in making purchase payment allocations. You should not view the Program as any guarantee of investment return. You also should realize that there can be no assurance that any Fund will attain its investment objectives. As a Participant, you should consider reviewing your investor profile questionnaire annually, and each time your investor profile changes.


TRANSFERS


A Participant may transfer out of an investment option into any combination of other investment options available under the Contract. Generally, the transfer request may be in dollars, such as a request to transfer $1,000 from one investment option to another, or may be in terms of a percentage reallocation among investment options. Under certain Contracts, we may require that transfer requests be effected in terms of whole number percentages only, and not by dollar amount. A Participant may make transfers by proper notice to us as described under "Requests, Consents and Notices," page 30.


If a Contractholder chooses telephone privileges, each Participant will automatically be enrolled to use the Telephone Transfer System. A Participant may decline telephone privileges on a form supplied by the Contractholder or us. We have adopted procedures designed to ensure that requests by telephone are genuine. We will not be held liable for following telephone instructions we reasonably believe to be genuine. We cannot guarantee that a Participant will be able to get through to complete a telephone transfer during peak periods such as periods of drastic economic or market change.


Unless restricted by the retirement arrangement under which a Participant is covered, when we receive a duly completed written transfer request form or properly authorized telephone transfer request, we will transfer all or a portion of the Participant Account in any of the Subaccounts to another Subaccount or the Guaranteed Interest Account. We may restrict transfers from the Guaranteed Interest Account. There is no minimum transfer amount. As of the Business Day you make the transfer request, we will reduce the Subaccount(s) from which the transfer is made by the number of Units obtained by dividing the amount to be transferred by the Unit Value for the applicable Business Day. If the transfer is made to another Subaccount as of the same day, the number of Units we credit to the Participant in that Subaccount will be increased by means of a similar calculation. We reserve the right to limit the frequency of these transfers. All transfers are subject to the terms and conditions set forth in this Prospectus and in the Contract(s) covering a Participant.


The Contract was not designed for market timing or for persons that make programmed, large, or frequent transfers. Because market timing and similar trading practices generally are disruptive to the Discovery Account and the underlying mutual funds, we monitor Contract transactions in an effort to identify such trading practices. If we detect those practices, we reserve the right to reject a proposed transaction and to modify the Contract's transfer procedures. For example, we may decide not to accept the transfer requests of an agent acting under a power of attorney on behalf of more than one Contractholder.


We may stipulate different procedures for Contracts under which another entity provides record keeping services. Although there is presently no charge for transfers, we reserve the right to impose such charges in the future.


Certain Contracts may prohibit transfers from the Guaranteed Interest Account into non-equity investment options that are characterized in such Contract as "competing" with Prudential's General Account options with regard to investment characteristics. If a Contract precludes such transfers, the Contract will further require that amounts transferred from the Guaranteed Interest Account into non-competing investment options, such as a Subaccount investing in a stock Fund, may not for 90 days thereafter be transferred into a "competing" option or back to the Guaranteed Interest Account.


A Contract may include a provision that, upon discontinuance of contributions for all Participants of an Employer covered under a Contract, the Contractholder may request that we make transfer payments from any of the Subaccounts to a designated alternate funding agency. If the Contract is used in connection with certain tax-deferred annuities subject to Section 403(b) of the Code, or with IRAs, we will promptly notify each affected Participant and each beneficiary of a deceased Participant that such a request has been received. Within thirty days of receipt of such notice, each recipient may elect in writing on a form approved by us to have any of his or her Participant Account Value transferred to the alternate funding agency. If he or she does not so elect, his or her investment options will continue in force under the Contract. If he or she does so elect, his or her account will be canceled as of a "transfer date" which is the Business Day specified in the Contractholder's request or 90 days after we receive the request, whichever is later. The product of Units in the Participant's Subaccounts immediately prior to cancellation and the appropriate Unit Value on the transfer date will be transferred to the designated alternate funding agency in cash.


Subject to any conditions or limitations regarding transfers contained in the tax-deferred annuity arrangement under which a Participant is covered, a Participant can:


     o continue to make transfers of all or part of his interest in his Participant Account among the available investment options offered, and


     o transfer directly all or part of his interest in his Participant Account to a Section 403(b) tax-deferred annuity contract of another insurance company or to a mutual fund custodial account under Section 403(b)(7).


Contributions may be discontinued for all Participants under a Contract or for all Participants of an Employer covered under the Contract used in connection with a deferred compensation plan subject to Section 457 of the Code due to certain circumstances, such as a change in any law or regulation, which would have an adverse effect on us in fulfilling the terms of the Contract. If contributions are so discontinued, we may initiate transfer payments from any Subaccount to an alternate funding agency. The transfer would be made as described in the paragraph above.


Transfers that you make among Subaccounts will take effect as of the end of the Valuation Period in which we receive a proper transfer request.


From time to time, we may make an offer to holders of other variable annuities that we or an affiliate issues to exchange their variable annuity contracts for interests in a Contract issued by the Account. We will conduct any such exchange offer in accordance with SEC rules and other applicable law. Current SEC rules pertaining to exchange offers among affiliated variable annuity contracts generally require, with certain exceptions, that no fee be imposed at the time of the exchange. Under this rule, we could charge an administrative fee at the time of the exchange, although we have no present intention of doing so. SEC rules also require us to give an exchanging variable annuity contractholder "credit," for purposes of calculating any withdrawal charge applicable under the Contract, for the time during which the contractholder held the variable annuity that was exchanged.


DOLLAR COST AVERAGING


We may make available an administrative feature called Dollar Cost Averaging ("DCA"). This feature allows Participants to transfer amounts out of the Guaranteed Interest Account or one of the Subaccounts and into one or more other Subaccounts. Transfers may be in specific dollar amounts or percentages of the amount in the DCA account at the time of the transfer. A Participant may ask that transfers be made monthly, quarterly, semi-annually or annually. A Participant can add to the DCA account at any time.


Each automatic transfer will take effect in monthly, quarterly, semi-annual or annual intervals as designated by the Participant. If the New York Stock Exchange and Prudential are not open on a transfer date, the transfer will take effect as of the end of the Valuation Period which immediately follows that date. Automatic transfers continue until the amount specified has been transferred, or until the Participant notifies us and we process a change in allocation or cancellation of the feature. We currently impose no charge for this feature. We would impose such a charge only pursuant to an amendment to an administrative services agreement. Such an amendment would have to be agreed to in writing (or its electronic equivalent) by both us and the Contractholder.


AUTO-REBALANCING


The Contracts may offer another investment technique. The Auto-Rebalancing feature will allow Participants to automatically rebalance Subaccount assets at specified intervals based on percentage allocations that they choose. For example, suppose a Participant's initial investment allocation of Subaccounts is split 40% and 60%, respectively. Then, due to investment results, that split changes. A Participant may instruct that those assets be rebalanced to his or her original or different allocation percentages. Auto-Rebalancing can be performed on a one-time basis or periodically, as a Participant chooses. A Participant may select that rebalancing occur in monthly, quarterly, semi-annual or annual intervals. Rebalancing will take effect as of the end of the Valuation Period for each applicable interval. It will continue at those intervals until the Participant notifies us otherwise. If the New York Stock Exchange and Prudential are not open on the rebalancing date, the transfer will take effect as of the end of the Valuation Period which immediately follows that date. We currently impose no charge for this feature. We would impose such a charge only pursuant to an amendment to an administrative services agreement, which would have to be agreed to in writing (or its electronic equivalent) by both us and the Contractholder.


WITHDRAWALS


Under certain circumstances as described in the retirement arrangement under which he is covered, a Participant may withdraw at any time all or part of his Participant Account Value that is attributable to Employer contributions or after-tax Participant contributions, if any.


The Code imposes restrictions on withdrawals from tax-deferred annuities subject to Section 403(b) of the Code. Pursuant to Section 403(b)(11) of the Code, amounts attributable to a Participant's salary reduction contributions (including the earnings thereon) that are made under a tax deferred annuity after December 31, 1988 can only be withdrawn (redeemed) when the Participant attains age 59-1/2, separates from service with his employer, dies, or becomes disabled (within the meaning of Section 72(m)(7) of the Code). However, the Code permits the withdrawal at any time of amounts attributable to tax-deferred annuity salary reduction contributions (excluding the earnings thereon) that are made after December 31, 1988, in the case of a hardship. If the arrangement under which a Participant is covered contains a financial hardship provision, a Participant can make withdrawals in the event of the hardship.


Furthermore, subject to any restrictions upon withdrawals contained in the tax-deferred annuity arrangement under which a Participant is covered, a Participant can withdraw at any time all or part of his Participant Account Value under a predecessor Prudential tax-sheltered annuity contract, as of December 31, 1988. Amounts earned after December 31, 1988 on the December 31, 1988 balance in a Participant Account attributable to salary reduction contributions are, however, subject to the Section 403(b)(11) withdrawal restrictions discussed above.


With respect to retirement arrangements other than tax-deferred annuities subject to Section 403(b) of the Code, a Participant's right to withdraw at any time all or part of his Participant Account Value may be restricted by the retirement arrangement under which he is covered. For example, Code Section 457 plans typically permit withdrawals only upon attainment of age 70-1/2, separation of service, or for unforeseeable emergencies.

Only amounts that you withdraw from contributions (including full withdrawals) may be subject to a withdrawal charge. For purposes of determining withdrawal charges, we consider withdrawals as having been made first from contributions. See Withdrawal Charge, page 27. This differs from the treatment of withdrawals for federal income taxes as described below, where, generally, withdrawals are considered to have been made first from investment income. We will effect the withdrawal as of the end of the Valuation Period in which a proper withdrawal request is received at Prudential.


You may specify from which investment options you would like the withdrawal processed. You may specify the withdrawal amount as a dollar amount or as a percentage of the Participant Account Value in the applicable Subaccount(s). If you do not specify from where you would like the withdrawal processed, a partial withdrawal will be withdrawn proportionally from all investment options.


We will generally pay the amount of any withdrawal within 7 days after receipt of a properly completed withdrawal request. We will pay the amount of any withdrawal requested, less any applicable tax withholding and/or withdrawal charge. We may delay payment of any withdrawal allocable to the Subaccount(s) for a longer period if the disposal or valuation of the Discovery Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists.


SYSTEMATIC WITHDRAWAL PLAN


If permitted by the Code and the retirement arrangement under which a Participant is covered, we may offer systematic withdrawals as an administrative privilege. Under a systematic withdrawal arrangement, a Participant may arrange for systematic withdrawals from the Subaccounts and the Guaranteed Interest Account in which he or she invests. A Participant may arrange for systematic withdrawals only if at the time he or she elects to have such an arrangement, the balance in his or her Participant Account is at least $5,000. A Participant who has not reached age 59-1/2, however, may not elect a systematic withdrawal arrangement unless he or she has first separated from service with his Employer. In addition, the $5,000 minimum balance does not apply to systematic withdrawals made for the purpose of satisfying minimum distribution rules.


Federal income tax provisions applicable to the retirement arrangement under which a Participant is covered may significantly affect the availability of systematic withdrawals, how they may be made, and the consequences of making them. Withdrawals by Participants are generally taxable as ordinary income. Participants who have not reached age 59-1/2 may incur substantial tax penalties on withdrawals. Withdrawals made after a Participant has attained age 70Z\x and withdrawals by beneficiaries must satisfy certain minimum distribution rules. See "Federal Tax Status," page 30.


You may arrange systematic withdrawals only pursuant to an election in a form we have approved. Under certain types of retirement arrangements, an election to arrange for systematic withdrawals by a married Participant must be consented to in writing by the Participant's spouse, with signatures notarized or witnessed by an authorized plan representative, or equivalent electronic procedure permitted by ERISA and related federal regulations. The election must specify that the systematic withdrawals will be made on a monthly, quarterly, semi-annual, or annual basis.


We will effect all systematic withdrawals as of the day of the month specified by the Contractholder, or, if such day is not a Business Day, then on the next succeeding Business Day. Systematic withdrawals will continue until the Participant has withdrawn all of the balance in his or her Participant Account or has instructed Prudential in writing to terminate the systematic withdrawal arrangement. The Participant may elect to make systematic withdrawals in equal dollar amounts (in which case each withdrawal must be at least $250), unless it is made to satisfy minimum distribution rules, or over a specified period of time (at least three years). Where the Participant elects to make systematic withdrawals over a specified period of time, the amount of each withdrawal (which will vary, reflecting investment experience during the withdrawal period) will be equal to the sum of the balances then in the Participant Account divided by the number of systematic withdrawals remaining to be made during the withdrawal period.


We will take systematic withdrawals first out of the Participant's investment, if any, in the Guaranteed Interest Account until that money is exhausted. Thereafter, we will take systematic withdrawals pro rata from the Subaccounts. Certain Contracts may specify that systematic withdrawals be deducted in a different manner.


A Participant may change the frequency, amount or duration of his or her systematic withdrawals by submitting a form to us or our designee. We will provide such a form to a Participant upon request. A Participant may make such a change only once during each calendar year.


A Participant may at any time instruct us to terminate the Participant's systematic withdrawal arrangement. No systematic withdrawals will be made for a Participant after we have received this instruction. A Participant who chooses to stop making systematic withdrawals may not again make them until the next calendar year and may be subject to federal tax consequences as a result.


If a Participant arranges for systematic withdrawals, that will not affect any of the Participant's other rights under the Contract, including the right to make withdrawals, and purchase a fixed dollar annuity.


Currently, we do not impose a withdrawal charge upon systematic withdrawals. However, we may apply a withdrawal charge on systematic withdrawals where payments are made for less than three years. We would impose any such charge only in accordance with the withdrawal charge schedule set out in the Fee Table. We currently permit a Participant who is receiving systematic withdrawals and is over the age of 59-1/2 to make one additional, non-systematic, withdrawal during each calendar year in an amount that does not exceed 10% of the sum of the Participant's balances in the Participant Account and the Guaranteed Interest Account without the application of the withdrawal charge.


TEXAS OPTIONAL RETIREMENT PROGRAM


Special rules apply with respect to Contracts covering persons participating in the Texas Optional Retirement Program ("Texas Program").


Under the terms of the Texas Program, Texas will contribute an amount somewhat larger than a Participant's contribution. Texas' contributions will be credited to the Participant Account. Until the Participant begins his or her second year of participation in the Texas Program, Prudential will have the right to withdraw the value of the Units purchased for this account with Texas' contributions. If the Participant does not commence his or her second year of Texas Program participation, the value of those Units representing Texas' contributions will be withdrawn and returned to the State.


A Participant has withdrawal benefits for Contracts issued under the Texas Program only in the event of the Participant's death, retirement or termination of employment. Participants will not, therefore, be entitled to exercise the right of withdrawal in order to receive in cash the Participant Account Value credited to them under the Contract unless one of the foregoing conditions has been satisfied. A Participant may, however, transfer the value of the Participant's interest under the Contract to another Prudential contract or contracts of other carriers approved under the Texas Program during the period of the Participant's Texas Program participation.

DEATH BENEFIT


When we receive due proof of a Participant's death and a claim and payment election submitted on a form approved by us, we will pay to the designated beneficiary a death benefit made up of the balance in the Participant Account. The appropriate address to which a death benefit claim generally should be sent is set out on the cover page of this Prospectus. For certain Contracts, a death benefit claim should be sent to a designated record keeper rather than us.


We will pay the death benefit, according to the Participant's instructions, in:

     o one sum as if it were a single withdrawal,

     o systematic withdrawals,

     o an annuity, or

     o a combination of the three.


Any such payment will be subject to the minimum distribution rules of Code
Section 401(a)(9) as described below under "Federal Tax Status." If the Participant has not so directed, the beneficiary may, within any time limit prescribed by or for the retirement arrangement that covered the Participant, elect:

     o to receive a one sum cash payment;

     o to have a fixed dollar annuity purchased under the Contract on a specified date, using the same annuity purchase rate basis that would have applied if the Participant Account were being used to purchase an annuity for the Participant;

     o to receive regular payments in accordance with the systematic withdrawal plan; or

     o a combination of all or any two of the three options above.


Under certain types of retirement arrangements, the Retirement Equity Act of 1984 requires that in the case of a married Participant, a death benefit will be payable to the Participant's spouse in the form of a "qualified pre-retirement survivor annuity." A "qualified pre-retirement survivor annuity" is an annuity for the lifetime of the Participant's spouse in an amount which can be purchased with no less than 50% of the balance in the Participant Account as of the Participant's date of death. Under the Retirement Equity Act, the spouse of a Participant in a retirement arrangement which is subject to these rules may consent to waive the pre-retirement survivor annuity benefit. Such consent must acknowledge the effect of waiving the coverage, contain the signatures of the Participant and spouse, and must be notarized or witnessed by an authorized plan representative. Unless the spouse of a Participant in a Plan which is subject to these requirements properly consents to the waiver of the benefit, we will pay 50% of the balance in the Participant Account to such spouse even if the designated beneficiary is someone other than the spouse. Under these circumstances, we would pay the remaining 50% to the Participant's designated beneficiary.


Unless the retirement arrangement that covered the Participant provides otherwise, a beneficiary who elects to have a fixed-dollar annuity may choose from among the available forms of annuity. See "Effecting an Annuity," page 35. The beneficiary may elect to purchase an annuity immediately or at a future date. If an election includes systematic withdrawals, the beneficiary will have the right to terminate such withdrawals and receive the remaining balance in the Participant Account in cash (or effect an annuity with it), or to change the frequency, size or duration of such withdrawals, subject to the minimum distribution rules. See "Federal Tax Status" section of this Prospectus. If the beneficiary fails to make any election within any time limit prescribed by or for the retirement arrangement that covered the Participant, within seven days after the expiration of that time limit, we will make a one sum cash payment to the beneficiary. A specific Contract may provide that an annuity is payable to the beneficiary if the beneficiary fails to make an election.


Until we pay a death benefit that results in reducing to zero the balance in the Participant Account, we will maintain the Participant Account Value in the Subaccounts and the Guaranteed Interest Account that make up the Participant Account for the beneficiary in the same manner as they had been for the Participant, except:


     o the beneficiary may make no contributions; and


     o the beneficiary may not take a loan.


DISCONTINUANCE OF CONTRIBUTIONS


By notifying us, the Contractholder generally may discontinue contributions on behalf of all Participants under a Contract or for all Participants of an Employer covered under a Contract. Contributions under the Contract will also be discontinued for all Participants covered by a retirement arrangement that is terminated.


On 90 days' advance notice to the Contractholder, we may elect not to accept any new Participant, or not to accept further contributions for existing Participants.


The fact that contributions on a Participant's behalf are discontinued does not otherwise affect the Participant's rights under the Contracts. However, if contributions under a Program are not made for a Participant for a specified period of time (24 months in certain states, 36 months in others) and the total value of his Participant Account is at or below a specified amount ($1,000 in certain states, $2,000 in others), we may, if permitted by the Code, elect to cancel that Participant Account unless prohibited by the retirement arrangement, and pay the Participant the value as of the date of cancellation.


LOAN PROVISION


The loans described in this section are generally available to Participants in 401(a) plans and 403(b) programs. Loans are not generally available under non-qualified arrangements. The interest rate and other terms and conditions of the loan may vary from Contract to Contract.


For plans that are subject to ERISA, it is the responsibility of the Contract trustee or fiduciary to ensure that the interest rate or other terms and conditions of the loan comply with all Contract qualification requirements including the ERISA regulations.


The loans described in this section, which involve the variable investment options, work as follows. The minimum loan amount is as specified in the Contract, or if not specified, as we determine. The maximum loan amount is the lesser of:


     o $50,000, reduced by the highest outstanding balance of loans for the Participant during the one year period immediately preceding the date of the loan, or

     o 50% of the value of the Participant's vested interest under a Contract.


Generally, in the loan application, the Contractholder (or in certain cases, the Participant) designates the Subaccount(s) from which the loan amount is deducted. To repay the loan, the Participant makes periodic payments of interest plus a portion of the principal. Prudential invests those payments in the Subaccounts chosen by the Participant. The Participant may specify the Subaccounts from which he may borrow and into which repayments may be invested. If the Participant does not specify the Subaccounts from which the loan amount is deducted, we will deduct the loan amount pro rata from the Participant Account Value in the Subaccounts.


The maximum loan amount referred to above is imposed by federal tax law. That limit, however, applies to all loans from any qualified plan of the Employer. Since we cannot monitor a Participant's loan activity relating to other plans offered to Participants, it is the Participant's responsibility to do so. Provided that a Participant adheres to these limitations, the loan will not be treated as a taxable distribution. If, however, the Participant defaults on the loan by, for example, failing to make required payments, the defaulted loan amount (as described in loan disclosure information provided to a borrowing Participant) will be treated as a taxable distribution. In that event, we will send the appropriate tax information to the Participant and the Internal Revenue Service.


We charge a loan application fee of up to $75, which is deducted from the Participant Account at the time the loan is initiated. We will not accept a personal check as payment of the loan application fee. We also impose an annual charge of up to $60 as a loan maintenance fee for record-keeping and other administrative services provided in connection with the loan. This charge is guaranteed not to increase during the term of any loan. This annualized loan maintenance charge will be pro rated based on the number of full months that the loan is outstanding, and we generally deduct it quarterly. Under certain Contracts, we will deduct the loan maintenance fee annually. We will deduct the loan maintenance charge first against the Participant Account Value under the Guaranteed Interest Account (if available). If the Participant is not invested in the Guaranteed Interest Account, or if the Participant does not have enough money in that option to pay the charge, we will then deduct the charge from any one or more of the Subaccounts in which the Participant is invested.


MODIFIED PROCEDURES


Under certain Contracts, the Contractholder or a third party acting on their behalf provides record keeping services that would otherwise be performed by us. Such Contracts may require procedures somewhat different than those set forth in this Prospectus. For example, such Contracts may require that contribution allocation requests, withdrawal requests, and/or transfer requests be directed to the Contract's record-keeper rather than us. The record-keeper is the Contractholder's agent, not our agent. Accordingly, transactions will be processed and priced as of the end of the Valuation Period in which we receive appropriate instructions and/or funds from the record-keeper. The Contract will set forth any such different procedures.



                          CHARGES, FEES AND DEDUCTIONS



ADMINISTRATIVE FEE


We impose an administrative fee to compensate for the expenses incurred in administering the Contracts. This includes such things as issuing the Contract, establishing and maintaining records, and providing reports to Contractholders and Participants. We deduct this fee daily from the assets in each of the Subaccounts at a maximum effective annual rate of

0.75%. We may reduce this administrative fee under Contracts as to which, due to economies of scale or other factors, our administrative costs are reduced.


CHARGE FOR ASSUMING MORTALITY AND EXPENSE RISKS


We make a deduction daily from the assets of each of the Subaccounts as compensation for assuming the risk that our estimates of longevity and of the expenses we expect to incur over the lengthy periods that the Contract may be in effect will turn out to be incorrect. We assess the charge daily at an annual rate of 0.15% of the assets held in the Subaccounts.


EXPENSES INCURRED BY THE FUNDS


Participants indirectly bear the charges and expenses of the Funds. Details about investment management fees and other Fund expenses are available in the fee table and in the accompanying prospectuses for the Funds and the related statements of additional information.


WITHDRAWAL CHARGE


We may assess a withdrawal charge upon full or partial withdrawals. The charge compensates us for paying all of the expenses of selling and distributing the Contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature, and other promotional activities. We do not impose a withdrawal charge whenever earnings are withdrawn.


The amount of the withdrawal charge that we impose upon any withdrawal depends upon the number of years of a Participant's participation in the Contract, the year in which the withdrawal is made, and the kind of retirement arrangement that covers the Participant. Participation in the Contract begins upon the date we receive the first contribution on behalf of the Participant, along with enrollment information in a form satisfactory to us. Such participation ends on the date when the Participation Account under the Contract is canceled. In the event of such cancellation, we may, in our discretion, treat the Participant as if he/she were still participating in the Contract for a limited period of time (currently, about one year). In that way, if the Participant some time later becomes a Contract Participant again, he/she will be given credit, for purposes of calculating any withdrawal charge, for that limited time period that we allowed.


The table below describes the maximum amount of the withdrawal charge that we deduct.



                                            THE WITHDRAWAL CHARGE WILL BE EQUAL
                                            TO THE FOLLOWING PERCENTAGE OF THE
YEARS OF CONTRACT PARTICIPATION                   CONTRIBUTIONS WITHDRAWN
-------------------------------             -----------------------------------

First Year ................................                 5%
Second Year ...............................                 4%
Third Year ................................                 3%
Fourth Year ...............................                 2%
Fifth Year ................................                 1%
Sixth and Subsequent Years ................              No Charge

In general, we will reduce the proceeds received by a Participant upon any withdrawal by the amount of any withdrawal charge. Also, at our discretion, we may reduce or waive withdrawal charges for certain classes of contracts (e.g., contracts exchanged from existing contracts).


LIMITATIONS ON WITHDRAWAL CHARGE


We will not impose a withdrawal charge with respect to contributions withdrawn for any of the following purposes:


     o to purchase an annuity;


     o to provide a death benefit;


     o pursuant to a systematic withdrawal plan generally;


     o to provide a minimum distribution payment;


     o in cases of financial hardship or disability retirement as determined pursuant to provisions of the Employer's retirement arrangement; or


     o on contributions received from a roll-over.


Further, for all plans other than IRAs, we will impose no withdrawal charge upon contributions withdrawn due to resignation or retirement by the Participant or termination of the Participant by the Contractholder.


Contributions that you transfer among the Guaranteed Interest Account and the Subaccounts are considered to be withdrawals from the Guaranteed Interest Account or the Subaccount from which the transfer is made, but we impose no withdrawal charge upon them. Those contributions will, however, be considered as contributions to the receiving Subaccount or Guaranteed Interest Account for purposes of calculating any charge imposed upon their subsequent withdrawal from that investment option.


We consider loans to be withdrawals from the Subaccounts from which the loan amount was deducted. However, we do not consider a loan to be a withdrawal from the Contract. Therefore, we do not impose a withdrawal charge upon loans. However, we will treat the principal portion of any loan repayment as a contribution to the receiving Subaccount for purposes of calculating any charge imposed upon any subsequent withdrawal. If the Participant defaults on the loan by, for example, failing to make required payments, we will treat the outstanding balance of the loan as a withdrawal for purposes of the withdrawal charge. We will deduct the withdrawal charge from the same Subaccounts, and in the same proportions, as the loan amount was withdrawn. If sufficient funds do not remain in those Subaccounts, we will deduct the withdrawal charge from the Participant's other Subaccounts and the Guaranteed Interest Account.


We may impose withdrawal charges lower than those described above with respect to Participants under certain Contracts. These lower charges will reflect our anticipation that lower sales costs will be incurred, or less sales services will be performed, with respect to such Contracts due to economies arising from:

     o the utilization of mass enrollment procedures; or

     o the performance of sales functions, which we would otherwise be required to perform, by the Contractholder, an Employer, or by a third party on their behalf; or

     o an accumulated surplus of charges over expenses under a particular Contract.


Generally, we lower or waive the withdrawal charge depending on the amount of local service the Contractholder requires. In addition, we may lower the charge if required by state law.


TAXES ATTRIBUTABLE TO PREMIUM


There are federal, state and local premium based taxes applicable to your purchase payment. We are responsible for the payment of these taxes and may make a deduction from the value of the contract to pay some or all of these taxes. Some of these taxes are due when the contract is issued, others are due when the annuity payments begin. It is our current practice not to deduct a charge for state premium taxes until annuity payments begin. In the states that impose a premium tax, the current rates range up to 3.5%. It is also our current practice not to deduct a charge for the federal deferred acquisition costs paid by us that are based on premium received. However, we reserve the right to charge the contract owner in the future for any such deferred acquisition costs and any federal, state or local income, excise, business or any other type of tax measured by the amount of premium received by us.

                         REQUESTS, CONSENTS AND NOTICES


The way you provide all or some requests, consents, or notices under a Contract (or related agreement or procedure) may include telephone access to an automated system, telephone access to a staffed call center, or Internet access through www.prudential.com, as well as traditional paper. Prudential reserves the right to vary the means available from Contract to Contract, including limiting them to electronic means, by Contract terms, related service agreements with the Contractholder, or notice to the Contractholder and Participants. If electronic means are authorized, you will automatically be able to use them.


Prudential also will be able to use electronic means to provide notices to you, provided your Contract or other agreement with the Contractholder does not specifically limit these means. Electronic means will only be used, however, when Prudential reasonably believes that you have effective access to the electronic means and that they are allowed by applicable law. Also, you will be able to receive a paper copy of any notice upon request.


For your protection and to prevent unauthorized exchanges, telephone calls and other electronic communications will be recorded and stored, and you will be asked to provide your personal identification number or other identifying information before any request will be processed. Neither Prudential nor our agents will be liable for any loss, liability, or cost which results from acting upon instructions reasonably believed to be authorized by you.


During times of extraordinary economic or market changes, electronic and other instructions may be difficult to implement.


Some states, retirement programs, or Contractholders may not allow these privileges, or allow them only in modified form.

                               FEDERAL TAX STATUS


The following discussion is general in nature and describes only federal income tax law (not state or other tax laws). It is based on current law and interpretations, which may change. It is not intended as tax advice. Participants and Contractholders should consult a qualified tax adviser for complete information and advice.


ANNUITY QUALIFICATION


This discussion assumes the Contracts will be treated as annuity contracts for federal income tax purposes. In order to qualify for the tax rules applicable to annuity contracts, the assets underlying the Contracts must be diversified according to certain rules. For further detail on diversification requirements, see Dividends, Distributions and Taxes in the attached prospectus for the Prudential Series Fund. Tax rules also require that Prudential must have sufficient control over the underlying assets to be treated as the owner of the underlying assets for tax purposes. Treasury Department regulations do not provide guidance concerning the extent to which Participants may direct investments in the particular investment options without causing Participants, instead of Prudential, to be considered the owner of the underlying assets. The ownership rights under the Contract are similar to, but different in certain aspects from, those addressed by the Internal Revenue Service in rulings holding that the insurance company was the owner of the assets. For example, Participants have the choice of more funds and the ability to reallocate amounts among available Subaccounts more frequently than in the Ruling. While we believe that Prudential will be treated as the owner of the assets of the Discovery Account, it is possible that the Participants may be considered to own the assets. Because of these uncertainties, Prudential reserves the right to make any changes it deems necessary to assure that the Contracts qualify as annuity contracts for tax purposes including changing the number of Funds that an Employer may make available to Participants. Any such changes will apply uniformly to affected Participants and will be made with such notice to affected Participants as is feasible under the circumstances.


TAX-QUALIFIED RETIREMENT ARRANGEMENTS USING THE CONTRACTS


The Contracts may be used with qualified pension and profit sharing plans, plans established by self-employed persons ("Keogh plans"), simplified employee pension plans ("SEPs"), individual retirement plan accounts ("IRAs"), Roth IRAs, and tax-deferred annuities ("TDAs"). The Contracts may also be used with defined contribution annuity plans qualifying for federal tax benefits under Section 403(c) of the Code ("Section 403(c) annuities"). The provisions of the tax law that apply to these retirement arrangements that may be funded by the Contracts are complex, and Participants are advised to consult a qualified tax adviser.


The Contracts may also be used with certain deferred compensation plans of a state or local government or a tax-exempt organization (called "Section 457 Plans" after the Internal Revenue Code section that governs their structure). The tax rules for such plans involve, among other things, limitations on contributions and minimum distribution requirements. Tax-exempt organizations or governmental employers considering the use of the Contracts to fund or otherwise provide deferred compensation to their employees should consult with a qualified tax adviser concerning these specific requirements. Please refer to the discussion of Entity Owners on page 34, which may be applicable in certain circumstances.

CONTRIBUTIONS


In general, assuming that the requirements and limitations of tax law applicable to the particular type of plan are adhered to by Participants and Employers, contributions made under a qualified retirement arrangement funded by a Contract are deductible (or not includible in income) up to certain amounts each year.


Contributions to a Roth IRA are subject to certain limits, and are not deductible for federal income tax purposes. Contributions to Section 403(c) annuities are not deductible.


EARNINGS


Under the retirement programs with which the Contracts may be used, federal income tax currently is not imposed upon the investment income and realized gains earned by the Subaccounts in which the contributions have been invested until a distribution or withdrawal is received.


DISTRIBUTIONS OR WITHDRAWALS


When a distribution or withdrawal is received, either as a lump sum, an annuity, or as regular payments in accordance with a systematic withdrawal arrangement, all or a portion of the distribution or withdrawal is normally taxable as ordinary income. In some cases, the tax on lump sum distributions may be limited by a special income-averaging rule. The effect of federal income taxation depends largely upon the type of retirement plan and a generalized description, beyond that given here, is not particularly useful. Careful review of tax law applicable to the particular type of plan is necessary.


Furthermore, premature distributions or withdrawals may be restricted or subject to a penalty tax. Participants contemplating a withdrawal should consult a qualified tax adviser.


Under a Roth IRA, distributions are generally not taxable for federal income tax purposes if they are made after attainment of age 59-1/2 or for certain other reasons and if the individual had a Roth IRA in effect for at least five years.


MINIMUM DISTRIBUTION RULES


In general, distributions from qualified retirement arrangements and Section 457 Plans must begin by the "Required Beginning Date" which is April 1 of the calendar year following the later of (1) the year in which the Participant attains age 70-1/2 or (2) the Participant retires. The following exceptions apply:


     o For a TDA, only benefits accruing after December 31, 1986 must begin distribution by the Required Beginning Date.


     o For IRAs, (2) above does not apply.


     o Roth IRAs are not subject to these pre-death minimum distribution rules.

Distributions that are made after the Required Beginning Date must generally be made in the form of an annuity for the life of the Participant or the lives of the Participant and his designated beneficiary, or over a period that is not longer than the life expectancy of the Participant or the life expectancies of the Participant and his designated beneficiary.


Distributions to beneficiaries are also subject to minimum distribution rules. If a Participant dies before his entire interest in his Participant Account has been distributed, his remaining interest must be distributed at least as rapidly as under the method of distribution being used as of the Participant's date of death. If the Participant dies before distributions have begun (or are treated as having begun) the entire interest in his Participant Account must be distributed by December 31 of the calendar year containing the fifth anniversary of the Participant's death. Alternatively, if there is a designated beneficiary, the designated beneficiary may elect to receive payments beginning no later than December 31 of the calendar year immediately following the year in which the Participant dies and continuing for the beneficiary's life or a period not exceeding the beneficiary's life expectancy (except that with respect to distributions from a Section 457 Plan, such period cannot exceed 15 years). Special rules apply where the deceased Participant's spouse is his designated beneficiary.


Beginning in 2002, minimum distribution calculations will change under IRS proposed regulations. Minimum required distributions will generally be less under the proposed regulations. Individuals can elect to use the proposed regulations for their 2001 distributions. These proposed regulations may not apply to Section 457 Plans.


In addition to the above rules, with respect to a Section 457 Plan, any distribution that is payable over a period of more than one year can only be made in substantially non-increasing amounts no less frequently than annually.


An excise tax applies to Participants or beneficiaries who fail to take the minimum distribution in any calendar year.


SECTION 403(C) ANNUITY ARRANGEMENTS USING THE CONTRACTS


Contributions to Section 403(c) annuities are neither deductible nor subject to tax law limitations on their amount. Federal income tax currently is not imposed upon the investment income and realized gains earned by the Subaccounts in which contributions have been invested until a distribution or withdrawal is received. When a distribution or withdrawal is received, either as a lump sum, an annuity, or as regular payments in accordance with a systematic withdrawal arrangement, a portion of the distribution or withdrawal is taxable as ordinary income. Section 403(c) annuities are subject to neither the Minimum Distribution Rules described above nor to the rules described below as Penalty Taxes on Withdrawals and Annuity Payments and Required Distributions Upon Death of Participant.


TAXES PAYABLE BY PARTICIPANT


We believe the Contracts are annuity contracts for tax purposes. Accordingly, as a general rule, Participants should not pay any tax on investment earnings until money is received under the Contracts. Generally, annuity contracts issued by the same company (and affiliates) to a Participant during the same calendar year must be treated as one annuity contract for purposes of determining the amount subject to tax under the rules described below.

TAXES ON WITHDRAWALS AND SURRENDER


If a Participant makes a withdrawal from the Contract or surrenders it before annuity payments begin, the amount received will be taxed as ordinary income, rather than as return of purchase payments, until all gain has been withdrawn.


If a Participant assigns or pledges all or part of the Contract as collateral for a loan, the part assigned or pledged will be treated as a withdrawal. Also, if a Participant elects the interest payment option, this will be treated, for tax purposes, as a surrender of the Contract.


If a Participant transfers the Contract for less than full consideration, such as by gift, tax will be triggered on the gain in the Contract. This rule does not apply to transfers to a spouse or incident to divorce.


TAXES ON ANNUITY PAYMENTS


A portion of each annuity payment a Participant receives will be treated as a partial return of purchase payments and will not be taxed. The remaining portion will be taxed as ordinary income. Generally, the nontaxable portion is determined by multiplying the annuity payment received by a fraction, the numerator of which is the purchase payments (less any amounts previously received tax-free) and the denominator of which is the total expected payments under the Contract.


After the full amount of the purchase payments have been recovered tax-free, the full amount of the annuity payments will be taxable. If annuity payments stop due to the death of the annuitant before the full amount of the purchase payments have been recovered, a tax deduction is allowed for the unrecovered amount.


TAX PENALTY ON WITHDRAWALS AND ANNUITY PAYMENTS


Any taxable amount received under the Contract may be subject to a 10 percent tax penalty. Amounts are not subject to this tax penalty if:


     o the amount is paid on or after age 59-1/2 or the death of the Participant;


     o the amount received is attributable to the Participant becoming disabled;


     o the amount paid or received is in the form of level payments not less frequently than annually for life (or a period not exceeding life expectancy); or


     o the amount received is paid under an immediate annuity contract (in which annuity payments begin within one year of purchase).


If the lifetime annuity payment stream is modified (other than as a result of death or disability) before age 59-1/2 (or before the end of the five year period beginning with the first payment and ending after age 59-1/2), the tax for the year of modification will be increased by the tax penalty that would have been imposed without the exception, plus interest for the deferral.

TAXES PAYABLE BY BENEFICIARIES


Generally, the same tax rules apply to amounts received by a beneficiary as those set forth above with respect to a Participant. The election of an annuity payment option instead of a lump sum death benefit may defer taxes. Certain minimum distribution requirements apply upon the death of a Participant, as discussed further below.


REQUIRED DISTRIBUTIONS UPON DEATH OF PARTICIPANT


For nonqualified annuity arrangements certain distributions must be made under the Contract upon the death of a Participant. The required distributions depend on whether the Participant dies on or before the start of annuity payments under the Contract or after annuity payments are started under the Contract. For Qualified Plans, see Minimum Distribution Rules on page 31.


If the Participant dies on or after the annuity date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.


If the Participant dies before the annuity date, the entire interest in the Contract must be distributed within 5 years after the date of death. However, if an annuity payment option is selected by the designated beneficiary and if annuity payments begin within 1 year of the death of the Participant, the value of the Contract may be distributed over the beneficiary's life or a period not exceeding the beneficiary's life expectancy. The designated beneficiary is the person to whom ownership of the Contract passes by reason of death, and must be a natural person.


If any portion of the Contract is payable to (or for the benefit of) a Participant's surviving spouse, such portion of the Contract may be continued with the spouse as the owner.


The calculation method is revised under the IRS proposed regulations for distributions beginning in 2002 and are optional.


ENTITY OWNERS


When a Contract is held by a non-natural person (for example, a corporation), the Contract generally will not be taxed as an annuity and increases in the value of the Contract will be subject to tax. Exceptions include contracts held by an entity as an agent for a natural person, contracts held under a qualified pension or profit sharing plan, a TDA or individual retirement plan (see discussion above) or contracts that provide for immediate annuities.


WITHHOLDING


Taxable amounts distributed from annuity contracts in nonqualified annuity arrangements and annuity payments from qualified plans are subject to tax withholding. Participants may generally elect not to have tax withheld from payments. The rate of withholding on annuity payments will be determined on the basis of the withholding certificate filed with us. Absent these elections, we will withhold the tax amounts required by the applicable tax regulations. Participants may be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient. Participants who fail to provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding.

GENERATION-SKIPPING TRANSFERS


If you transfer your contract to a person two or more generations younger than you (such as a grandchild or grandniece) or to a person that is more than 37-1/2 years younger than you, there may be a generation-skipping transfer tax consequence.

In addition, certain distributions from qualified plans, which are not directly rolled over or transferred to another eligible qualified plan, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement does not apply to: (1) distributions for the life or life expectancy of the Participant, or joint and last survivor expectancy of the Participant and a designated beneficiary; or (2) distributions for a specified period of 10 years or more; (3) distributions required as minimum distributions; or (4) hardship distribution of salary deferral amounts. Amounts that are received under a Contract used in connection with a Section 457 Plan are treated as wages for federal income tax purposes and are, thus, subject to general withholding requirements.


TAXES ON PRUDENTIAL


Although the Account is registered as an investment company, it is not a separate taxpayer for purposes of the Code. The earnings of the Subaccounts invested in the Funds are taxed as part of the operations of Prudential. No charge is being made currently against those Subaccounts for company federal income taxes. Prudential will review the question of a charge to the Subaccounts invested in the Funds for company federal income taxes periodically. Such a charge may be made in future years for any federal income taxes that would be attributable to the Contracts.




                              ERISA CONSIDERATIONS


Employer involvement and other factors will determine whether a Contract is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). If applicable, ERISA and the Code prevent a fiduciary and other "parties in interest" with respect to a plan (and, for these purposes, an IRA would also constitute a "plan") from receiving any benefit from any party dealing with the plan, as a result of the sale of the Contract. Administrative exemptions under ERISA generally permit the sale of insurance/annuity products to plans, provided that certain information is disclosed to the person purchasing the Contract. This information has to do primarily with the fees, charges, discounts and other costs related to the Contract, as well as any commissions paid to any agent selling the Contract.


Information about any applicable fees, charges, discounts, penalties or adjustments may be found under "Charges, Fees and Deductions" starting on page 26.


Information about sales representatives and commissions may be found under "Other Information" and "Sale of the Contract and Sales Commissions" on page 37.


In addition, other relevant information required by the exemptions is contained in the Contract and accompanying documentation. Please consult your tax advisor if you have any additional questions.



                              EFFECTING AN ANNUITY


Subject to the restrictions on withdrawals from tax-deferred annuities subject to Section 403(b) of the Code, and subject to the provisions of the retirement arrangement that covers him or her, a Participant may elect at any time to have all or a part of his or her interest in the Participant Account used to purchase a fixed dollar annuity under the Contracts. The Contracts do not provide for annuities that vary with the investment results of any Subaccount. Withdrawals from the

Participant Account that are used to purchase a fixed dollar annuity under the Contracts become part of Prudential's General Account, which supports insurance and annuity obligations.


In electing to have an annuity purchased, the Participant may select from the forms of annuity described below, unless the retirement arrangement covering the Participant provides otherwise. The annuity is purchased on the first day of the month following receipt by us of proper written notice on a form we have approved that the Participant has elected to have an annuity purchased, or on the first day of any subsequent month that the Participant designates. We generally will make the first monthly annuity payment within one month of the date on which the annuity is purchased.


Under certain types of retirement arrangements, the Retirement Equity Act of 1984 requires that in the case of a married Participant, certain elections of payouts which are not qualified joint and survivor annuities must include the consent and signatures of the Participant and his spouse and must be notarized or witnessed by an authorized plan representative. A "qualified joint and survivor annuity" is an annuity for the Participant's lifetime with at least 50% of the amount payable to the Participant continued after the Participant's death to his or her spouse, if then living.


Once annuity payments begin, the annuitant cannot surrender his or her annuity benefit and receive a one sum payment.


We make the following forms of annuity available to Participants.


LIFE ANNUITY WITH PAYMENTS CERTAIN


This is an immediate annuity payable monthly during the lifetime of the annuitant. We guarantee that if, at the death of the annuitant, payments have been made for less than the period certain (which may be 60, 120, 180, or 240 months, as selected by the annuitant), they will be continued during the remainder of the selected period to his or her beneficiary.


ANNUITY CERTAIN


This is an immediate annuity payable monthly for a period certain which may be 60, 120, 180, or 240 months, as selected by the annuitant. If the annuitant dies during the period certain, we will continue payments in the same amount the annuitant was receiving to his or her beneficiary. We make no further payments after the end of the period certain.


JOINT AND SURVIVOR ANNUITY WITH PAYMENTS CERTAIN


This is an immediate annuity payable monthly during the lifetime of the annuitant with payments continued after his or her death to the contingent annuitant, if surviving, for the latter's lifetime. Until the selected number of payments certain have been paid, payments made to the contingent annuitant after the annuitant's death are the same as those the annuitant was receiving. Thereafter, the payments continued to the contingent annuitant will be a percentage of the monthly amount paid to the annuitant such as 33%, 50%, 66%, or 100% as selected by the annuitant. The amounts of each payment made to the annuitant will be lower as the percentage he or she selects to be paid to the contingent annuitant is higher. If both the annuitant and the contingent annuitant die during the period certain (which may be 60, 120, 180, or 240 months, as selected by the annuitant), we will continue payments during the remainder of the period certain to the properly designated beneficiary.

We may make other forms of annuity available under the Contracts. The retirement arrangement under which the Participant is covered may restrict the forms of annuity that a Participant may elect.


If the dollar amount of the first monthly annuity payment is less than the minimum amount specified in the Contract, or if the beneficiary is other than a natural person receiving payments in his or her own right, we may elect to pay the commuted value of the unpaid payments certain in one sum.

PURCHASING THE ANNUITY


Prudential does not deduct a withdrawal charge from contributions withdrawn to purchase an annuity. We apply the value of your Participant Account, less any applicable taxes, to the appropriate annuity purchase rate determined in accordance with the schedule in the Contract at the time the annuity is purchased. However, we may determine monthly payments from schedules of annuity purchase rates providing for larger payments than the rates shown in the Contract.


We guarantee the schedule of annuity purchase rates in a Contract for ten years from the date the Contract is issued. If at any time after a Contract has been in effect for ten years, we modify the schedule of annuity purchase rates, the modification is also guaranteed for ten years. A change in the schedule of annuity purchase rates used for an annuity certain with 180 payments or less, as described above, will apply only to amounts added to a Participant Account after the date of change. A change in any other schedule will apply to all amounts in a Participant Account.



                                OTHER INFORMATION


MISSTATEMENT OF AGE OR SEX


If an annuitant's stated age or sex (except where unisex rates apply) or both are incorrect, we will change each benefit and the amount of each annuity payment to that which the total contributions would have bought for the correct age and sex. Also, we will adjust for the amount of any overpayments we have already made.

SALE OF THE CONTRACT AND SALES COMMISSIONS


Prudential Investment Management Services LLC ("PIMS"), a wholly-owned direct subsidiary of Prudential, acts as the principal underwriter of the Contract. PIMS was organized in 1996 under Delaware law, is registered as a broker and dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. PIMS' principal business address is 751 Broad Street, Newark, NJ 07102. The Contract is sold by registered representatives of PIMS and other broker-dealers who are also authorized by state insurance departments to do so. We pay the broker-dealer whose registered representatives sell the Contract either:

     o a commission of up to 2.2% of your purchase payments; or

     o a combination of a commission on purchase payments and a "trail" commission--which is a commission determined as a percentage of your Account value that is paid periodically over the life of your Contract.


The commission amount quoted above is the maximum amount which is paid. In most circumstances, the registered representative who sold the Contract will receive significantly less.


From time to time, Prudential or its affiliates may offer and pay non-cash compensation to registered representatives who sell the Contract. For example, Prudential or an affiliate may pay for a training and education meeting that is attended by registered representatives of both Prudential-affiliated broker-dealers and independent broker-dealers. Prudential and its affiliates retain discretion as to which broker-dealers to offer non-cash (and cash) compensation arrangements. and will comply with NASD rules and other pertinent laws in making such offers and payments. Our payment of cash or non-cash compensation in connection with sales of the Contract does not result directly in any additional charge to you.

VOTING RIGHTS


As stated above, all of the assets held in the Subaccounts of the Discovery Account are invested in shares of the corresponding Funds. We are the legal owner of those shares. As such, we have the right to vote on any matter voted on at any shareholders meetings of the Funds. However, as required by law, we vote the shares of the Funds at any regular and special shareholders meetings the Funds are required to hold in accordance with voting instructions received from Participants. The Funds may not hold annual shareholders meetings when not required to do so under the laws of the state of their incorporation or the Investment Company Act of 1940. Fund shares for which no timely instructions from Participants are received, and any shares owned directly or indirectly by us, are voted in the same proportion as shares in the respective portfolios for which instructions are received. Should the applicable federal securities laws or regulations, or their current interpretation, change so as to permit us to vote shares of the Funds in our own right, we may elect to do so.


Generally, Participants may give voting instructions on matters that would be changes in fundamental policies and any matter requiring a vote of the shareholders of the Funds. With respect to approval of the investment advisory agreement or any change in a portfolio's fundamental investment policy, Participants participating in such portfolios will vote separately on the matter, as required by applicable securities laws.


The number of Fund shares for which a Participant may give instructions is determined by dividing the portion of the value of the Participant Account derived from participation in a Subaccount, by the value of one share in the corresponding portfolio of the applicable Fund. The number of votes for which you may give us instructions is determined as of the record date chosen by the Board of the applicable Fund. We furnish you with proper forms and proxies to enable you to give these instructions. We reserve the right to modify the manner in which the weight to be given to voting instructions is calculated where such a change is necessary to comply with current federal regulations or interpretations of those regulations.


We may, if required by state insurance regulations, disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the sub-classification or investment objectives of one or more of the Funds' portfolios, or to approve or disapprove an investment advisory contract for a Fund. In addition, we may disregard voting instructions that would require changes in the investment policy or investment adviser of one or more of the Funds' portfolios, provided that we reasonably disapprove such changes in accordance with applicable federal regulations. If we do disregard voting instructions, we will advise of that action and our reasons for such action in the next annual or semi-annual report.

SUBSTITUTION OF FUND SHARES


Although we believe it to be unlikely, it is possible that in the judgment of its management, one or more of the Funds may become unsuitable for investment by Contractholders and Participants. This may occur because of investment policy changes, tax law changes, the unavailability of shares for investment or at our discretion. In that event, we may seek to substitute the shares of another portfolio or of an entirely different mutual fund. Before this can be done, we would have to obtain the approval of the SEC, and possibly one or more state insurance departments. We would notify Contractholders and Participants of any such substitution.

PERFORMANCE INFORMATION


We may depict performance information for the Subaccounts in advertising and reports to current and prospective Contractholders and Participants. Performance information is based on the historical investment experience of the Funds, adjusted to take charges under the Contract into account, and does not indicate or represent future performance.


Total returns are based on the overall dollar or percentage change in value of a hypothetical investment over a stipulated period, and assume a surrender of the Contract at the end of the period. Total return quotations reflect changes in unit values and the deduction of applicable charges.


A cumulative total return reflects performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period.


The Money Market Subaccount may advertise its current and effective yield. Current yield reflects the income generated by an investment in the Subaccount over a specified seven-day period. Effective yield is calculated in a similar manner, except that income earned is assumed to be reinvested.


Reports or advertising may include comparative performance information, including, but not limited to:

     o comparisons to market indices,

     o comparisons to other investments,

     o performance rankings,

     o personalized illustrations of historical performance, and

     o data presented by analysts or included in publications.

See Performance Information in the Statement of Additional Information for recent performance information.

REPORTS TO PARTICIPANTS


We will send Participants, at least annually, reports showing as of a specified date the number of units credited to them in the Subaccounts of the Discovery Account. We also will send Participants in certain plans annual and semi-annual reports for the applicable Funds.

STATE REGULATION


Prudential is subject to regulation by the Department of Banking and Insurance of the State of New Jersey as well as by the insurance departments of all the other states and jurisdictions in which it does business. Prudential must file an annual statement in a form promulgated by the National Association of Insurance Commissioners. This annual statement is reviewed and analyzed by the New Jersey Department, which makes an independent computation of Prudential's legal reserve liabilities and statutory apportionments under its outstanding contracts. New Jersey law requires a quinquennial examination of Prudential to be made. Examination involves an extensive audit including, but not limited to, an inventory check of assets, sampling techniques to check the performance by Prudential of its contracts and an examination of the manner in which divisible surplus has been apportioned and distributed to policyholders and Contractholders. This regulation does not involve any supervision or control over the investment policies of the Subaccounts or over the selection of investments for them, except for verification of the compliance of Prudential's investment portfolio with New Jersey law.


The laws of New Jersey also contain special provisions which relate to the issuance and regulation of contracts on a variable basis. These laws set forth a number of mandatory provisions which must be included in contracts on a variable basis and prohibit such contracts from containing other specified provisions. The Department may initially disapprove or subsequently withdraw approval of any contract if it contains provisions which are "unjust, unfair, inequitable, ambiguous, misleading, likely to result in misrepresentation or contrary to law." New Jersey also can withhold or withdraw approval if sales are solicited by communications which involve misleading or inadequate descriptions of the provisions of the contract.


In addition to the annual statement referred to above, Prudential is required to file with New Jersey and other states a separate statement with respect to the operations of all its variable contracts accounts, in a form promulgated by the National Association of Insurance Commissioners.

LITIGATION


We are subject to legal and regulatory actions in the ordinary course of our businesses, including class actions. Pending legal and regulatory actions include proceedings specific to our practices and proceedings generally applicable to business practices in the industries in which we operate. In certain of these lawsuits, large and/or indeterminate amounts are sought, including punitive or exemplary damages.


Beginning in 1995, regulatory authorities and customers brought significant regulatory actions and civil litigation against Prudential involving individual life insurance sales practices. In 1996, Prudential, on behalf of itself and many of its life insurance subsidiaries, entered into settlement agreements with relevant insurance regulatory authorities and plaintiffs in the principal life insurance sales practices class action lawsuit covering policyholders of individual permanent life insurance policies issued in the United States from 1982 to 1995. Pursuant to the settlements, the companies agreed to various changes to their sales and business practices controls, to a series of fines, and to provide specific forms of relief to eligible class members. Virtually all claims by class members filed in connection with the settlements have been resolved and virtually all aspects of the remediation program have been satisfied.


As of December 31, 2000, Prudential and/or Pruco Life remained a party to approximately 109 individual sales practices actions filed by policyholders who "opted out" of the class action settlement relating to permanent life insurance policies issued in the United States between 1982 and 1995. Some of these cases seek substantial damages while others seek unspecified compensatory, punitive or treble damages. It is possible that substantial punitive damages might be awarded in one or more of these cases. Additional suits may also be filed by other individuals who "opted out" of the settlements.


As of December 31, 2000 Prudential has paid or reserved for payment $4.405 billion before tax, equivalent to $2.850 billion after tax to provide for remediation costs, and additional sales practices costs including related administrative costs, regulatory fines, penalties and related payments, litigation costs and settlements, including settlements associated with the resolution of claims of deceptive sales practices asserted by policyholders who elected to "opt-out" of the class action settlement and litigate their claims against Prudential separately, and other fees and expenses associated with the resolution of sales practices issues.

STATEMENT OF ADDITIONAL INFORMATION

                                                                            PAGE

The contents of the Statement of Additional Information include:
Definitions ..............................................................   2
Other Contract Provisions ................................................   2
Administration ...........................................................   2
Performance Information ..................................................   3
Directors of Prudential ..................................................   7
Principal Officers of Prudential .........................................   9
Sale of Contracts ........................................................  10
Legal Matters ............................................................  11
Experts ..................................................................  11
Consolidated Financial Statements
  of the Prudential Insurance Company
  of America and its Subsidiaries ........................................  A-1


ADDITIONAL INFORMATION


Prudential has filed a registration statement with the SEC under the Securities Act of 1933, relating to the offering described in this Prospectus. This Prospectus does not include all of the information set forth in the registration statement. Certain portions have been omitted pursuant to the rules and regulations of the SEC. You may obtain the omitted information, however, from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.


Participants in certain plans may obtain further information, including the Statement of Additional Information, from us without charge. The addresses and telephone numbers are set forth on the cover page of this Prospectus.

                                                                        APPENDIX




                            ACCUMULATION UNIT VALUES
                     (ASSUMES AN ADMINISTRATIVE FEE OF .50%)
    THE PRUDENTIAL DISCOVERY PREMIER GROUP VARIABLE ANNUITY CONTRACT ACCOUNT
                        (CONDENSED FINANCIAL INFORMATION)



                                                                  SUBACCOUNTS
                                  --------------------------------------------------------------------------
                                   PRUDENTIAL       PRUDENTIAL        PRUDENTIAL           PRUDENTIAL
                                   SERIES FUND      SERIES FUND       SERIES FUND          SERIES FUND
                                  MONEY MARKET   DIVERSIFIED BOND  GOVERNMENT INCOME  CONSERVATIVE BALANCED
                                  --------------------------------------------------------------------------
                                    05/31/00         05/31/00          05/31/00             05/31/00
                                       TO               TO                TO                   TO
                                    12/31/00         12/31/00          12/31/00             12/31/00
                                  --------------------------------------------------------------------------
1. Beginning of period
   (rounded) ....................      N/A             N/A                N/A                 N/A

2. End of period (rounded) ......      N/A             N/A                N/A                 N/A

3. Accumulation Units
   Outstanding at end
   of period ....................
                                  --------------------------------------------------------------------------




                                                                          SUBACCOUNTS
                                           -------------------------------------------------------------------------
                                                PRUDENTIAL           PRUDENTIAL        PRUDENTIAL        PRUDENTIAL
                                             SERIES FUND SMALL       SERIES FUND       SERIES FUND       SERIES FUND
                                           CAPITALIZATION STOCK   FLEXIBLE MANAGED   HIGH YIELD BOND     STOCK INDEX
                                           -------------------------------------------------------------------------
                                                 05/31/00             05/31/00          05/31/00          05/31/00
                                                    TO                   TO                TO                TO
                                                 12/31/00             12/31/00          12/31/00          12/31/00
                                           -------------------------------------------------------------------------
1. Beginning of period
   (rounded) ...........................            N/A                 N/A                N/A              N/A

2. End of period (rounded) .............            N/A                 N/A                N/A              N/A

3. Accumulation Units
   Outstanding at end
   of period ...........................
                                           -------------------------------------------------------------------------



                                                                         SUBACCOUNTS
                                             ---------------------------------------------------------------------
                                             PRUDENTIAL       PRUDENTIAL        PRUDENTIAL       PRUDENTIAL
                                             SERIES FUND      SERIES FUND       SERIES FUND      SERIES FUND
                                                VALUE           EQUITY           JENNISON          GLOBAL
                                             ---------------------------------------------------------------------
                                              05/31/00         05/31/00          05/31/00         05/31/00
                                                 TO               TO                TO               TO
                                              12/31/00         12/31/00          12/31/00         12/31/00
                                             ---------------------------------------------------------------------
1. Beginning of period
   (rounded) ..............................     N/A              N/A               N/A              N/A

2. End of period
   (rounded) ..............................     N/A              N/A               N/A              N/A

3. Accumulation Units Outstanding
    at end of period ......................
                                             ---------------------------------------------------------------------




                                                                                   SUBACCOUNTS
                                             --------------------------------------------------------------------------------
                                                PRUDENTIAL
                                                SERIES FUND            AIM V.I.               AIM V.I.          AIM V.I.
                                                20/20 FOCUS      GOVERNMENT SECURITIES         VALUE     INTERNATIONAL EQUITY
                                             --------------------------------------------------------------------------------
                                                 05/31/00              05/31/00               05/31/00         05/31/00
                                                    TO                    TO                     TO               TO
                                                 12/31/00              12/31/00               12/31/00         12/31/00
                                             --------------------------------------------------------------------------------
1. Beginning of period
   (rounded) ..............................        N/A                    N/A                    N/A             N/A

2. End of period
   (rounded) ..............................        N/A                    N/A                    N/A             N/A

3. Accumulation Units Outstanding
    at end of period ......................
                                             --------------------------------------------------------------------------------



                                                                 SUBACCOUNTS
                                 -----------------------------------------------------------------------------
                                    ALLIANCE         ALLIANCE          ALLIANCE          AMERICAN CENTURY
                                 PREMIER GROWTH       QUASAR       GROWTH AND INCOME     VP INCOME & GROWTH
                                 -----------------------------------------------------------------------------
                                    05/31/00         05/31/00          05/31/00              05/31/00
                                       TO               TO                TO                    TO
                                    12/31/00         12/31/00          12/31/00              12/31/00
                                 -----------------------------------------------------------------------------
1. Beginning of period
   (rounded) ...................      N/A               N/A              N/A                    N/A

2. End of period
   (rounded) ...................      N/A               N/A              N/A                    N/A

3. Accumulation Units
   Outstanding at end
   of period ...................
                                 -----------------------------------------------------------------------------






                                                                          SUBACCOUNTS
                                 -----------------------------------------------------------------------------------
                                     CREDIT SUISSE                            DREYFUS
                                     WARBURG PINCUS           DAVIS           SOCIALLY            FRANKLIN TEMPLETON
                                     EMERGING GROWTH          VALUE       RESPONSIBLE GROWTH      FRANKLIN SMALL CAP
                                 -----------------------------------------------------------------------------------
                                        05/31/00             05/31/00          05/31/00                05/31/00
                                          TO                   TO                TO                      TO
                                       12/31/00             12/31/00          12/31/00                 12/31/00
                                 -----------------------------------------------------------------------------------
1. Beginning of period
   (rounded) ...................        $10.00                 N/A              N/A                    $10.00

2. End of period
   (rounded) ...................        $10.24                 N/A              N/A                    $ 9.06

3. Accumulation Units
   Outstanding at end
   of period ...................         1,370                                                          6,726
                                 -----------------------------------------------------------------------------------






                                                                         SUBACCOUNTS
                                -------------------------------------------------------------------------------------------
                                   FRANKLIN TEMPLETON
                                        TEMPLETON            JOHN HANCOCK             INVESCO            JANUS ASPEN
                                INTERNATIONAL SECURITIES       V.A. BOND       INVESCO VIF-DYNAMICS   AGGRESSIVE GROWTH
                                -------------------------------------------------------------------------------------------
                                        05/31/00               05/31/00              05/31/00             05/31/00
                                           TO                     TO                    TO                   TO
                                        12/31/00               12/31/00              12/31/00             12/31/00
                                -------------------------------------------------------------------------------------------
1. Beginning of period
   (rounded) ..................          $10.00                  N/A                    N/A               $ 10.00

2. End of period
   (rounded) ..................          $10.20                  N/A                    N/A               $  7.91

3. Accumulation Units
   Outstanding at end
   of period ..................              97                                                            16,205
                                -------------------------------------------------------------------------------------------





                                                                  SUBACCOUNTS
                                ----------------------------------------------------------------------------
                                       JANUS ASPEN          JANUS ASPEN          MFS              MFS
                                    WORLDWIDE GROWTH     GROWTH AND INCOME       BOND       INVESTORS TRUST
                                ----------------------------------------------------------------------------
                                        05/31/00             05/31/00          05/31/00         05/31/00
                                           TO                   TO                TO               TO
                                        12/31/00             12/31/00          12/31/00         12/31/00
                                ----------------------------------------------------------------------------
1. Beginning of period
   (rounded) ..................         $ 10.00              $ 10.00             N/A              N/A

2. End of period
   (rounded) ..................         $  8.71              $  9.26             N/A              N/A

3. Accumulation Units
   Outstanding at end
   of period ..................          18,436               12,037
                                ----------------------------------------------------------------------------






                                                        SUBACCOUNTS
                                 --------------------------------------------------------
                                       MFS             MFS                   MFS
                                 EMERGING GROWTH   TOTAL RETURN    INVESTORS GROWTH STOCK
                                 --------------------------------------------------------
                                    05/31/00         05/31/00              05/31/00
                                       TO               TO                    TO
                                    12/31/00         12/31/00              12/31/00
                                 --------------------------------------------------------
1. Beginning of period
   (rounded) ...................       N/A              N/A                $10.00

2. End of period
   (rounded) ...................       N/A              N/A                $ 9.49

3. Accumulation Units
   Outstanding at end
   of period ...................                                            1,441
                                 --------------------------------------------------------



                                                                        APPENDIX

                            ACCUMULATION UNIT VALUES
                     (ASSUMES AN ADMINISTRATIVE FEE OF .75%)
    THE PRUDENTIAL DISCOVERY PREMIER GROUP VARIABLE ANNUITY CONTRACT ACCOUNT
                        (CONDENSED FINANCIAL INFORMATION)

                                                                           SUBACCOUNTS
                                  ---------------------------------------------------------------------------------
                                   PRUDENTIAL         PRUDENTIAL           PRUDENTIAL             PRUDENTIAL
                                   SERIES FUND        SERIES FUND          SERIES FUND            SERIES FUND
                                  MONEY MARKET     DIVERSIFIED BOND     GOVERNMENT INCOME    CONSERVATIVE BALANCED
                                  ---------------------------------------------------------------------------------
                                    05/31/00           05/31/00             05/31/00               05/31/00
                                       TO                 TO                   TO                     TO
                                    12/31/00           12/31/00             12/31/00               12/31/00
                                  ---------------------------------------------------------------------------------
1. Beginning of period
  (rounded) .....................     N/A                 N/A                 N/A                    N/A

2. End of period
  (rounded) .....................     N/A                 N/A                 N/A                    N/A

3. Accumulation Units
   Outstanding at end
   of period ....................
                                  ---------------------------------------------------------------------------------



                                                                             SUBACCOUNTS
                                  -------------------------------------------------------------------------------------
                                         PRUDENTIAL                PRUDENTIAL           PRUDENTIAL          PRUDENTIAL
                                      SERIES FUND SMALL            SERIES FUND         SERIES FUND         SERIES FUND
                                    CAPITALIZATION STOCK         FLEXIBLE MANAGED     HIGH YIELD BOND      STOCK INDEX
                                  -------------------------------------------------------------------------------------
                                          05/31/00                  05/31/00             05/31/00            05/31/00
                                             TO                        TO                   TO                  TO
                                          12/31/00                  12/31/00             12/31/00            12/31/00
                                  -------------------------------------------------------------------------------------
1. Beginning of period
  (rounded) .....................           N/A                       N/A                  N/A                 N/A

2. End of period
  (rounded) .....................           N/A                       N/A                  N/A                 N/A

3. Accumulation Units
   Outstanding at end
   of period ....................
                                  -------------------------------------------------------------------------------------



                                                             SUBACCOUNTS
                                   ----------------------------------------------------------------
                                   PRUDENTIAL       PRUDENTIAL        PRUDENTIAL       PRUDENTIAL
                                   SERIES FUND      SERIES FUND       SERIES FUND      SERIES FUND
                                      VALUE           EQUITY           JENNISON          GLOBAL
                                   ----------------------------------------------------------------
                                    05/31/00         05/31/00          05/31/00         05/31/00
                                       TO               TO                TO               TO
                                    12/31/00         12/31/00          12/31/00         12/31/00
                                   ----------------------------------------------------------------
1. Beginning of period
   (rounded) .....................    N/A               N/A              N/A               N/A

2. End of period
   (rounded) .....................    N/A               N/A              N/A               N/A

3. Accumulation Units
   Outstanding at end
   of period .....................
                                   ----------------------------------------------------------------



                                                                      SUBACCOUNTS
                                   ---------------------------------------------------------------------------
                                     PRUDENTIAL
                                     SERIES FUND             AIM V.I.           AIM V.I.         AIM V.I.
                                     20/20 FOCUS       GOVERNMENT SECURITIES     VALUE    INTERNATIONAL EQUITY
                                   ---------------------------------------------------------------------------
                                       05/31/00              05/31/00          05/31/00         05/31/00
                                         TO                     TO                TO               TO
                                       12/31/00              12/31/00          12/31/00         12/31/00
                                   ---------------------------------------------------------------------------
1. Beginning of period
   (rounded) .....................       N/A                    N/A               N/A              N/A

2. End of period
   (rounded) .....................       N/A                    N/A               N/A              N/A

3. Accumulation Units
   Outstanding at end
   of period .....................
                                   ---------------------------------------------------------------------------




                                                                SUBACCOUNTS
                                 ---------------------------------------------------------------------------
                                    ALLIANCE         ALLIANCE          ALLIANCE          AMERICAN CENTURY
                                 PREMIER GROWTH       QUASAR       GROWTH AND INCOME     VP INCOME & GROWTH
                                 ---------------------------------------------------------------------------
                                    05/31/00         05/31/00          05/31/00               05/31/00
                                       TO               TO                TO                     TO
                                    12/31/00         12/31/00          12/31/00               12/31/00
                                 ---------------------------------------------------------------------------
1. Beginning of period
  (rounded) ....................     $10.00            N/A                N/A                  $10.00

2. End of period
   (rounded) ...................    $  8.44            N/A                N/A                  $ 9.30

3. Accumulation Units
   Outstanding at end
   of period ...................     10,125                                                     5,616
                                 ---------------------------------------------------------------------------




                                                                 SUBACCOUNTS
                                 -------------------------------------------------------------------------------
                                     CREDIT SUISSE                         DREYFUS
                                     WARBURG PINCUS        DAVIS           SOCIALLY           FRANKLIN TEMPLETON
                                     EMERGING GROWTH       VALUE      RESPONSIBLE GROWTH      FRANKLIN SMALL CAP
                                 -------------------------------------------------------------------------------
                                       05/31/00           05/31/00          05/31/00              05/31/00
                                          TO                 TO                TO                    TO
                                       12/31/00           12/31/00          12/31/00              12/31/00
                                 -------------------------------------------------------------------------------
1. Beginning of period
  (rounded) ....................          N/A               N/A                N/A                 $10.00

2. End of period
   (rounded) ...................          N/A               N/A                N/A                 $ 9.06

3. Accumulation Units
   Outstanding at end
   of period ...................                                                                   30,195
                                 -------------------------------------------------------------------------------




                                                                    SUBACCOUNTS
                                  ------------------------------------------------------------------------------------
                                     FRANKLIN TEMPLETON
                                          TEMPLETON          JOHN HANCOCK          INVESCO            JANUS ASPEN
                                  INTERNATIONAL SECURITIES     V.A. BOND    INVESCO VIF-DYNAMICS   AGGRESSIVE GROWTH
                                  ------------------------------------------------------------------------------------
                                          05/31/00             05/31/00           05/31/00              05/31/00
                                             TO                  TO                  TO                    TO
                                          12/31/00            12/31/00            12/31/00              12/31/00
                                  ------------------------------------------------------------------------------------
1. Beginning of period
   (rounded) ...................             N/A                 N/A               $10.00                $10.00

2. End of period
   (rounded) ...................             N/A                 N/A               $ 9.75                $ 7.90

3. Accumulation Units
   Outstanding at end
   of period ...................                                                    7,671                74,994
                                  ------------------------------------------------------------------------------------






                                                                    SUBACCOUNTS
                                 ------------------------------------------------------------------------------
                                       JANUS ASPEN        JANUS ASPEN            MFS              MFS
                                     WORLDWIDE GROWTH   GROWTH AND INCOME        BOND        INVESTORS TRUST
                                 ------------------------------------------------------------------------------
                                        05/31/00           05/31/00            05/31/00         05/31/00
                                           TO                 TO                  TO               TO
                                        12/31/00           12/31/00            12/31/00         12/31/00
                                 ------------------------------------------------------------------------------
1. Beginning of period
   (rounded) ...................        $10.00             $ 10.00               N/A              N/A

2. End of period
   (rounded) ...................        $ 8.69             $  9.25               N/A              N/A

3. Accumulation Units
   Outstanding at end
   of period ...................        16,258              23,657
                                 ------------------------------------------------------------------------------





                                                         SUBACCOUNTS
                                 ----------------------------------------------------------
                                       MFS               MFS                 MFS
                                 EMERGING GROWTH    TOTAL RETURN   INVESTORS GROWTH STOCK
                                 ----------------------------------------------------------
                                    05/31/00          05/31/00            05/31/00
                                       TO                TO                  TO
                                    12/31/00          12/31/00            12/31/00
                                 ----------------------------------------------------------
1. Beginning of period
   (rounded) ..................        N/A              N/A                 N/A

2. End of period
   (rounded) ..................        N/A              N/A                 N/A

3. Accumulation Units
   Outstanding at end
   of period ..................
                                 ----------------------------------------------------------


STATEMENT OF ADDITIONAL INFORMATION                                  MAY 1, 2001



                     DISCOVERY PREMIER

                                   ----------

                            GROUP RETIREMENT ANNUITY




                                DISCOVERY PREMIER
                        GROUP VARIABLE ANNUITY CONTRACTS

                                 ISSUED THROUGH

                       PRUDENTIAL DISCOVERY PREMIER GROUP
                            VARIABLE CONTRACT ACCOUNT


The Prudential Insurance Company of America ("Prudential") offers the DISCOVERY PREMIER(SM) Group Variable Annuity Contracts for use in connection with retirement arrangements that qualify for federal tax benefits under Sections 401, 403(b), 408 or 457 of the Internal Revenue Code of 1986 (the "Code") and with non-qualified annuity arrangements on a continuous basis. Contributions to the Contract made on behalf of a Participant may be invested in one or more of the 35 Subaccounts of Prudential Discovery Premier Group Variable Contract Account as well as the Guaranteed Interest Account. Each Subaccount is invested in a corresponding Portfolio of The Prudential Series Fund, Inc., AIM Variable Insurance Funds, Inc., Alliance Variable Products Series Fund, American Century Variable Portfolios, Inc., Davis Variable Account Fund, Inc., Dreyfus Socially Responsible Growth Fund, Inc., Franklin Templeton Variable Insurance Products Trust, John Hancock Declaration Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, MFS Variable Insurance Trust, and Credit Suisse Warburg Pincus Trust.



This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2001. Certain portions of that May 1, 2001 prospectus are incorporated by reference into this Statement of Additional Information.

                                TABLE OF CONTENTS

                                                                          PAGE

DEFINITIONS .............................................................   2

OTHER CONTRACT PROVISIONS ...............................................   2
  ASSIGNMENT ............................................................   2
  PARTICIPATION IN DIVISIBLE SURPLUS ....................................   2
ADMINISTRATION ..........................................................   2

PERFORMANCE INFORMATION .................................................   3
  AVERAGE ANNUAL TOTAL RETURN ...........................................   3
  NON-STANDARD TOTAL RETURN .............................................   3
  PERFORMANCE INFORMATION ...............................................   3

DIRECTORS OF PRUDENTIAL .................................................   7

OFFICERS OF PRUDENTIAL ..................................................   9

SALE OF THE CONTRACTS ...................................................  10

LEGAL MATTERS ...........................................................  11

EXPERTS .................................................................  11

CONSOLIDATED FINANCIAL STATEMENTS OF THE PRUDENTIAL INSURANCE
  COMPANY OF AMERICA AND ITS SUBSIDIARIES ............................... A-1



               PRUDENTIAL
               30 Scranton Office Park
               Scranton, PA 18507-1789
               Telephone 1-800-458-6333

                                   DEFINITIONS

CONTRACTS--The group variable annuity contracts described in the Prospectus and offered for use in connection with retirement arrangements that qualify for federal tax benefits under Sections 401, 403(b), 408 or 457 of the Internal Revenue Code and with non-qualified annuity arrangements.

FUNDS--The Portfolios of the Prudential Series Fund, Inc., AIM Variable Insurance Funds, Inc., Alliance Variable Products Series Fund, American Century Variable Portfolios, Inc., Davis Variable Account Fund, Inc., Dreyfus Socially Responsible Growth Fund, Inc., Franklin Templeton Variable Insurance Products Trust, John Hancock Declaration Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, MFS Variable Insurance Trust, and Credit Suisse Warburg Pincus Trust.

PARTICIPANT--A person who makes contributions, or for whom contributions have been made, and to whom they remain credited under the Contract.

PARTICIPANT ACCOUNT--An account established for each Participant to record the amount credited to the Participant under the Contract.

PARTICIPANT ACCOUNT VALUE--The dollar amount held in a Participant Account.

PRUDENTIAL--The Prudential Insurance Company of America. "We," "us," or "our" means Prudential.

PRUDENTIAL DISCOVERY PREMIER GROUP VARIABLE CONTRACT ACCOUNT--A separate account of Prudential registered under the Investment Company Act of 1940 as a unit investment trust (the "Discovery Account"), invested through its Subaccounts in shares of the corresponding Funds.

SUBACCOUNT--A division of the Discovery Account, the assets of which are invested in shares of the corresponding Funds.

We set out other defined terms in the Prospectus.



                            OTHER CONTRACT PROVISIONS

ASSIGNMENT

Unless contrary to applicable law, the right to any payment under the Contract is neither assignable nor subject to the claim of any creditor.

PARTICIPATION IN DIVISIBLE SURPLUS

A mutual life insurance company differs from a stock life insurance company in that it has no stockholders who are the owners of the enterprise. Accordingly, a Contractholder of Prudential participates in the divisible surplus of Prudential, according to the annual determination of Prudential's Board of Directors as to the portion, if any, of the divisible surplus which has accrued on the Contracts. No assurance can be given as to the amount of divisible surplus, if any, that will be available for distribution under these Contracts in the future. As discussed in the Prospectus, Prudential is considering reorganizing itself into a stock company.



                                 ADMINISTRATION

The assets of each Subaccount of the Discovery Account are invested in a corresponding Fund. The prospectus and the statement of additional information of each Fund describe the investment management and administration of that Fund.


We are generally responsible for the administrative and recordkeeping functions of the Discovery Account and pay the expenses associated with them. These functions include enrolling Participants, receiving and allocating contributions, maintaining Participant Accounts, preparing and distributing confirmations, statements, and reports. The administrative and recordkeeping expenses borne by us include salaries, rent, postage, telephone, travel, legal, actuarial and accounting fees, office equipment, stationery and maintenance of computer and other systems.

We are reimbursed for these administrative and recordkeeping expenses by the daily charge against the assets of each Subaccount for administrative expenses. That daily charge is equal to a maximum effective annual rate of 0.75% of the net assets in each Subaccount.


During 2000, Prudential received $2,577 for administrative expenses.

A withdrawal charge is also imposed on certain withdrawals from the Subaccounts and the Guaranteed Interest Account. During 2000, Prudential collected $-0- in withdrawal charges.




                             PERFORMANCE INFORMATION

AVERAGE ANNUAL TOTAL RETURN

The Discovery Account may advertise average annual total return information calculated according to a formula prescribed by the U.S. Securities and Exchange Commission ("SEC"). Average annual total return shows the average annual percentage increase, or decrease, in the value of a hypothetical contribution allocated to a Subaccount from the beginning to the end of each specified period of time. The SEC standardized version of this performance information is based on an assumed contribution of $1,000 allocated to a Subaccount at the beginning of each period and full withdrawal of the value of that amount at the end of each specified period. This method of calculating performance further assumes that (i) a $1,000 contribution was allocated to a Subaccount and (ii) no transfers or additional payments were made. Premium taxes are not included in the term "charges" for purposes of this calculation. Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical contribution that would compare the Unit Value on the first day of the specified period to the ending redeemable value at the end of the period according to the following formula:

                                 P(1 + T)n = ERV

Where T equals average annual total return, where ERV (the ending redeemable value) is the value at the end of the applicable period of a hypothetical contribution of $1,000 made at the beginning of the applicable period, where P equals a hypothetical contribution of $1,000, and where n equals the number of years.

NON-STANDARD TOTAL RETURN

In addition to the standardized average annual total return information described above, we may present total return information computed on bases different from that standardized method.

The Discovery Account may present total return information computed on the same basis as the standardized method except that charges deducted from the hypothetical contribution will not include any withdrawal charge. Consistent with the long-term investment and retirement objectives of the Contract, this total return presentation may assume that investment in the Contract continues beyond the period when the withdrawal charge applies. The total return percentage under this non-standardized method will be higher than that resulting from the standardized method.

The Discovery Account may also present aggregate total return figures for various periods, reflecting the cumulative change in value of an investment in the Discovery Account for the specified period.

PERFORMANCE INFORMATION

The tables below provide performance information for each Subaccount for specified periods ending December 31, 2000. For the periods prior to the date the Subaccounts commenced operations, non-standard performance information for the Contracts will be calculated based on the performance of the Funds and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Funds, with the level of Contract charges that were in effect at the inception of the Subaccounts (this is referred to as "hypothetical performance data"). This information does not indicate or represent future performance.

Table 1 below shows average annual total return assuming a hypothetical investment of $1,000 at the beginning of the period via the Subaccount investing in the applicable Fund and ending on 12/31/00. The tables use the same assumptions as SEC standardized performance. That means that the rates of return shown below reflect the mortality and expense risk fee, the administrative fee and the withdrawal charge. The performance figures quoted reflect the maximum administrative fee of 0.75%. For certain Plans, we have reduced the administrative fee, which results in performance figures that are increased by the amount of the reduction.




                                     TABLE 1
                             SUBACCOUNT STANDARDIZED
                           AVERAGE ANNUAL TOTAL RETURN

                                                                      FROM DATE
                                                                     SUB-ACCOUNT
                                                                     ESTABLISHED
                                                                       THROUGH
FUND PORTFOLIO                                                        12/31/00
--------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND, INC.
  Conservative Balanced Portfolio                                        N/A*
  Diversified Bond Portfolio                                             N/A*
  Equity Portfolio                                                       N/A*
  Flexible Managed Portfolio                                             N/A*
  Global Portfolio                                                       N/A*
  Government Income Portfolio                                            N/A*
  High Yield Bond Portfolio                                              N/A*
  Money Market Portfolio                                                 N/A*
  Prudential Jennison Portfolio                                          N/A*
  Small Capitalization Stock Portfolio                                  3.27%
  Stock Index Portfolio                                                  N/A*
  20/20 Focus Portfolio                                                 1.21%
  Value Portfolio                                                      17.80%

AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Government Securities Fund                                   6.73%
  AIM V.I. International Equity Fund                                  -15.28%
  AIM V.I. Value Fund                                                    N/A*

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
  Premier Growth Portfolio                                            -16.52%
  Growth and Income Portfolio                                           3.24%
  Quasar Portfolio                                                      1.74%

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  VP Income & Growth                                                   -7.91%

CREDIT SUISSE WARBURG PINCUS TRUST
  Emerging Growth Portfolio                                             1.34%

DAVIS VARIABLE ACCOUNT FUND, INC.
  Davis Value Portfolio                                                 0.93%

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
  Dreyfus Socially Responsible Growth Fund                             -9.98%

FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Franklin Small Cap Fund-- Class 1                                   -10.48%
  Templeton International Securities Fund-- Class 1                     0.96%

JOHN HANCOCK DECLARATION TRUST
  V.A. Bond Fund                                                        8.26%

INVESCO VARIABLE INVESTMENT FUNDS, INC.
  INVESCO VIF-- Dynamics Fund                                          -3.47%

JANUS ASPEN SERIES
  Aggressive Growth Portfolio                                         -21.89%
  Growth & Income Portfolio                                            -8.45%
  Worldwide Growth Portfolio                                          -14.00%

MFS VARIABLE INSURANCE TRUST
  MFS Bond Series                                                       7.88%
  MFS Emerging Growth Series                                             N/A*
  MFS Investors Growth Stock Series                                    -6.18%
  MFS Investors Trust Series                                           -0.42%
  MFS Total Return Series                                              -0.97%


----------

* No standardized performance is depicted for these subaccounts because as of December 31, 2000, no payments had been allocated to those subaccounts.

Table 2 below shows average annual total return assuming a hypothetical investment of $1,000 at the beginning of the period via the Subaccount investing in the applicable Fund and ending on 12/31/00. The rates of return shown below reflect the mortality and expense risk fee and the administrative fee, but not the withdrawal charge.

                                     TABLE 2
                           SUBACCOUNT NON-STANDARDIZED
                           AVERAGE ANNUAL TOTAL RETURN

                                                                                                       FROM DATE
                                                                ONE YEAR    FIVE YEARS    TEN YEARS   ESTABLISHED
                                                                  ENDED        ENDED        ENDED       THROUGH
FUND PORTFOLIO                                                  12/31/00     12/31/00     12/31/00      12/31/00
------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND, INC.
  Conservative Balanced Portfolio                                 N/A*          N/A*         N/A*         N/A*
  Diversified Bond Portfolio                                      N/A*          N/A*         N/A*         N/A*
  Equity Portfolio                                                N/A*          N/A*         N/A*         N/A*
  Flexible Managed Portfolio                                      N/A*          N/A*         N/A*         N/A*
  Global Portfolio                                                N/A*          N/A*         N/A*         N/A*
  Government Income Portfolio                                     N/A*          N/A*         N/A*         N/A*
  High Yield Bond Portfolio                                       N/A*          N/A*         N/A*         N/A*
  Money Market Portfolio                                          N/A*          N/A*         N/A*         N/A*
  Prudential Jennison Portfolio                                   N/A*          N/A*         N/A*         N/A*
  Small Capitalization Stock Portfolio                            N/A*          N/A*         N/A*         4.07%
  Stock Index Portfolio                                           N/A*          N/A*         N/A*         N/A*
  20/20 Focus Portfolio                                           N/A*          N/A*         N/A*         2.01%
  Value Portfolio                                                 N/A*          N/A*         N/A*        18.60%

AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Government Securities Fund                             N/A*          N/A*         N/A*         7.53%
  AIM V.I. International Equity Fund                              N/A*          N/A*         N/A*       -14.48%
  AIM V.I. Value Fund                                             N/A*          N/A*         N/A*         N/A*

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
  Premier Growth Portfolio                                        N/A*          N/A*         N/A*       -15.72%
  Growth and Income Portfolio                                     N/A*          N/A*         N/A*         4.04%
  Quasar Portfolio                                                N/A*          N/A*         N/A*         2.54%

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  VP Income & Growth                                              N/A*          N/A*         N/A*        -7.11%

CREDIT SUISSE WARBURG PINCUS TRUST
  Emerging Growth Portfolio                                       N/A*          N/A*         N/A*         2.14%

DAVIS VARIABLE ACCOUNT FUND, INC.
  Davis Value Portfolio                                           N/A*          N/A*         N/A*         1.73%

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
  Dreyfus Socially Responsible Growth Fund                        N/A*          N/A*         N/A*        -9.18%

FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Franklin Small Cap Fund-- Class 1                               N/A*          N/A*         N/A*        -9.68%
  Templeton International Securities Fund-- Class 1               N/A*          N/A*         N/A*         1.76%

JOHN HANCOCK DECLARATION TRUST
  V.A. Bond Fund                                                  N/A*          N/A*         N/A*         9.06%

INVESCO VARIABLE INVESTMENT FUNDS, INC.
  INVESCO VIF-- Dynamics Fund                                     N/A*          N/A*         N/A*        -2.67%

JANUS ASPEN SERIES
  Aggressive Growth Portfolio                                     N/A*          N/A*         N/A*       -21.09%
  Growth & Income Portfolio                                       N/A*          N/A*         N/A*        -7.65%
  Worldwide Growth Portfolio                                      N/A*          N/A*         N/A*       -13.20%

MFS VARIABLE INSURANCE TRUST
  MFS Bond Series                                                 N/A*          N/A*         N/A*         8.68%
  MFS Emerging Growth Series                                      N/A*          N/A*         N/A*         N/A
  MFS Investors Growth Stock Series                               N/A*          N/A*         N/A*        -5.38%
  MFS Investors Trust Series                                      N/A*          N/A*         N/A*         0.38%
  MFS Total Return Series                                         N/A*          N/A*         N/A*        -0.17%



----------
* No standardized performance is depicted for these subaccounts because as of December 31, 2000, no payments had been allocated to those subaccounts.

MONEY MARKET SUBACCOUNT YIELD


The "yield" and "effective yield" figures for the Money Market Subaccount shown below were calculated using historical investment returns of the Money Market Portfolio of the Prudential Series Fund. All fees, expenses and charges associated with the DISCOVERY PREMIER Group Annuity and the Series Fund have been reflected.


The "yield" and "effective yield" of the Money Market Subaccount for the seven days ended December 29, 2000, were 4.46% and 4.56%, respectively.


The yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Money Market Subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the difference by the value of the subaccount at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7), with the resulting figure carried to the nearest ten-thousandth of 1%.


The deduction referred to above consists of the 0.15% charge for mortality and expense risks and the 0.75% charge for administration.


The effective yield is obtained by taking the base period return, adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = (base period return + 1) 365/7 -1.


The yield on amounts held in the Money Market Subaccount will fluctuate on a daily basis. Therefore, the stated yields for any given period are not an indication of future yields.


COMPARATIVE PERFORMANCE INFORMATION


Reports or advertising may include comparative performance information, including, but not limited to: (1) comparisons to market indices such as the Dow Jones Industrial Average, the Standard & Poor's 500 Index, the Value Line Composite Index, the Russell 2000 Index, the Russell 3000 Growth Index, the Morgan Stanley World Index, the Lehman Brothers bond indices; (2) comparisons to other investments, such as certificates of deposit; (3) performance rankings assigned by services such as Morningstar, Inc. and Variable Research and Data Services (VARDS), and Lipper Analytical Services, Inc.; (4) data presented by analysts such as Dow Jones, A.M. Best, The Bank Rate Monitor National Index; and
(5) data in publications such as The Wall Street Journal, Times, Forbes, Barrons, Fortune, Money Magazine, and Financial World.

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                                    DIRECTORS



FRANKLIN E. AGNEW--Director since 1994 (current term expires April, 2006). Member, Committee on Finance & Dividends; Member, Corporate Governance Committee. Business consultant since 1987. Chief Financial Officer, H.J. Heinz from 1971 to 1986. Mr. Agnew is also a director of Bausch & Lomb, Inc. Age 67.
Address: 600 Grant Street, Suite 660, Pittsburgh, PA 15219.


FREDERIC K. BECKER--Director since 1994 (current term expires April, 2005). Member, Auditing Committee; Member, Corporate Governance Committee. President, Wilentz Goldman & Spitzer, P.A. (law firm) since 1989, with firm since 1960. Age
65. Address: 90 Woodbridge Center Drive, Woodbridge, NJ 07095.


GILBERT F. CASELLAS--Director since 1998 (current term expires April, 2003). Member, Investment Committee. President and Chief Executive Officer, Q-Linx Inc. since 2001. President and Chief Operating Officer, The Swarthmore Group, Inc. from 1999-2000. Partner, McConnell Valdes, LLP in 1998. Chairman, U.S. Equal Employment Opportunity Commission from 1994 to 1998. Age 48. Address: 1025 Connecticut Avenue, N.W., Suite 1012, Washington, D.C. 20036.


JAMES G. CULLEN--Director since 1994 (current term expires April, 2007). Member, Compensation Committee; Member, Committee on Business Ethics. Retired since 2000. President & Chief Operating Officer, Bell Atlantic Corporation, from 1998-2000. President & Chief Executive Officer, Telecom Group, Bell Atlantic Corporation, from 1997 to 1998. Vice Chairman, Bell Atlantic Corporation from 1995 to 1997. President, Bell Atlantic Corporation from 1993 to 1995. Mr. Cullen is also a director of Agilient Technologies, Inc., Quantum Bridge Communications and Johnson & Johnson. Age 58. Address: 751 Broad Street, 21st Floor, Newark, NJ 07102-3777.


CAROLYNE K. DAVIS--Director since 1989 (current term expires April, 2005). Member, Committee on Business Ethics; Member, Compensation Committee. Independent Health Care Advisor since 1997. Health Care Advisor, Ernst & Young, LLP from 1985 to 1997. Dr. Davis is also a director of Beckman Coulter Instruments, Inc., Minimed Incorporated, Science Applications International Corporation, and Beverley Enterprises. Age 69. Address: 751 Broad Street, 21st Floor, Newark, NJ 07102-3777.


ALLAN D. GILMOUR--Director since 1995 (current term expires April, 2003). Member, Investment Committee; Member, Committee on Finance & Dividends. Retired since 1995. Vice Chairman, Ford Motor Company, from 1993 to 1995. Mr. Gilmour originally joined Ford in 1960. Mr. Gilmour is also a director of Whirlpool Corporation, The Dow Chemical Company and DTE Energy Company. Age 66. Address:
751 Broad Street, 21st Floor, Newark, NJ 07102-3777.


WILLIAM H. GRAY III--Director since 1991 (current term expires April, 2004). Chairman, Committees on Nominations & Corporate Governance. Member, Executive Committee; Member, Committee on Business Ethics. President and Chief Executive Officer, The College Fund/UNCF since 1991. Mr. Gray served in Congress from 1979 to 1991. Mr. Gray is also a director of JP Morgan Chase & Co., Municipal Bond Investors Assurance Corporation, Rockwell International Corporation, Dell Computer Corporation, Pfizer, Inc., Viacom, Inc., Visteon Corporation, Electronic Data Systems, and Ezgov.com, Inc. Age 59. Address: 8260 Willow Oaks Corp. Drive, Fairfax, VA 22031-4511.


JON F. HANSON--Director since 1991 (current term expires April, 2003). Member, Investment Committee; Member, Committee on Finance & Dividends. Chairman, Hampshire Management Company since 1976. Mr. Hanson is also a director CDL, Inc. Age 64. Address: 235 Moore Street, Suite 200, Hackensack, NJ 07601.

GLEN H. HINER--Director since 1997 (current term expires April, 2005). Member, Compensation Committee. Chairman and Chief Executive Officer, Owens Corning since 1992. Senior Vice President and Group Executive, Plastics Group, General Electric Company from 1983 to 1991. Mr. Hiner is also a director of Dana Corporation, Owens Corning, and Kohler, Co. Age 66. Address: One Owens Corning Parkway, Toledo, OH 43659.


CONSTANCE J. HORNER--Director since 1994 (current term expires April, 2002). Member, Compensation Committee; Member, Committees on Nominations & Corporate Governance. Guest Scholar, The Brookings Institution since 1993. Ms. Horner is also a director of Foster Wheeler Corporation, Ingersoll-Rand Company, and Pfizer, Inc. Age 59. Address: 751 Broad Street, 21st Floor, Newark, NJ 07102-3777.


GAYNOR N. KELLEY--Director since 1997 (current term expires April, 2005). Member, Auditing Committee. Retired since 1996. Chairman and Chief Executive Officer, The Perkin Elmer Corporation from 1990 to 1996. Mr. Kelley is also a director of Hercules Incorporated and Alliant Techsystems. Age 69. Address: 751 Broad Street, 21st Floor, Newark, NJ 07102-3777.


BURTON G. MALKIEL--Director since 1978 (current term expires April, 2002). Chairman, Investment Committee; Member, Executive Committee; Member, Committee on Finance & Dividends. Professor of Economics, Princeton University, since 1988. Professor Malkiel is also a director of Baker Fentress & Company, The Jeffrey Company, NeuVis, Inc. and Vanguard Group, Inc. Age 68. Address:
Princeton University, Department of Economics, 110 Fisher Hall, Prospect Avenue, Princeton, NJ 08544-1021.


ARTHUR F. RYAN--Chairman of the Board, Chief Executive Officer and President of Prudential since 1994. President and Chief Operating Officer, Chase Manhattan Bank from 1990 to 1994, with Chase since 1972. Age 58. Address: 751 Broad Street, Newark, NJ 07102-3777.


IDA F.S. SCHMERTZ--Director since 1997 (current term expires April, 2004). Member, Auditing Committee. Principal, Investment Strategies International since 1994 and Chairman of the Volkhov International Business Incubator since 1995. Age 66. Address: 751 Broad Street, 21st Floor, Newark, NJ 07102-3777.


CHARLES R. SITTER--Director since 1995 (current term expires April, 2003). Member, Committee on Finance & Dividends; Member, Investment Committee. Retired since 1996. President, Exxon Corporation from 1993 to 1996. Mr. Sitter began his career with Exxon in 1957. Age 70. Address: 5959 Las Colinas Boulevard, Irving, TX 75039-2298.


DONALD L. STAHELI--Director since 1995 (current term expires April, 2003). Member, Compensation Committee; Member, Auditing Committee. Retired since 1997. Chairman and Chief Executive Officer, Continental Grain Company from 1994 to 1997. President and Chief Executive Officer, Continental Grain Company from 1988 to 1994. Age 69. Address: 47 East South Temple, #501, Salt Lake City, UT 84150.


RICHARD M. THOMSON--Director since 1976 (current term expires April, 2004). Chairman, Executive Committee; Chairman, Compensation Committee. Retired since 1998. Chairman of the Board, The Toronto-Dominion Bank from 1997 to 1998. Chairman and Chief Executive Officer from 1978 to 1997. Mr. Thomson is also a director of INCO, Limited, S.C. Johnson & Son, Inc., The Thomson Corporation, The Toronto-Dominion Bank, Ontario Power Generation, Inc., Stuart Energy Systems, Inc., Nexen Inc., Canada Pension Plan Investment Board, and TrizecHahn Corporation. Age 67. Address: 11th Floor TD Tower, Toronto Dominion Centre, Toronto, ON, M5K 1A2, Canada.

JAMES A. UNRUH--Director since 1996 (current term expires April, 2004). Member, Committees on Nominations & Corporate Governance; Member, Auditing Committee. Founding Principal, Alerion Capital Group, LLC since 1998. Chairman and Chief Executive Officer, Unisys Corporation, from 1990 to 1997. Mr. Unruh is also a director of Moss Software, Inc. and Apex Microtechnology Corporation. Age 60.
Address: 7600 Double Tree Ranch Road, Suite 240, Scottsdale, AZ 95258.


P. ROY VAGELOS, M.D.--Director since 1989 (current term expires April, 2005). Chairman, Auditing Committee; Member, Executive Committee; Member, Committees on Nominations & Corporate Governance. Chairman, Regeneron Pharmaceuticals since 1995. Chairman, Advanced Medicines, Inc. since 1997. Chairman, Chief Executive Officer and President, Merck & Co., Inc. from 1986 to 1995. Dr. Vagelos originally joined Merck in 1975. Dr. Vagelos is also a director of Regeneron Pharmaceuticals, Inc. Age 71. Address: One Crossroads Drive, Building A, 3rd Floor, Bedminster, NJ 07921.


STANLEY C. VAN NESS--Director since 1990 (current term expires April, 2002). Chairman, Committee on Business Ethics; Member, Executive Committee; Member, Auditing Committee. Partner, Herbert, Van Ness, Cayci & Goodell (law firm) since 1998. Counselor at Law, Picco Herbert Kennedy (law firm) from 1990 to 1998. Mr. Van Ness is also a director of Jersey Central Power & Light Company. Age 67.
Address: 22 Chambers Street, Princeton, NJ 08542.


PAUL A. VOLCKER--Director since 1988 (current term expires April, 2004). Chairman, Committee on Finance & Dividends; Member, Executive Committee; Member, Committee on Nominations & Corporate Governance. Consultant since 1997. Chairman and Chief Executive Officer, Wolfensohn & Co., Inc. 1995 to 1996. Chairman, James D. Wolfensohn, Inc. 1988 to 1995. Mr. Volcker is also a director of Genosys Technology Management Inc. Age 73. Address: 610 Fifth Avenue, Suite 420, New York, NY 10020.





                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                               PRINCIPAL OFFICERS



ARTHUR F. RYAN--Chairman of the Board, Chief Executive Officer, and President since 1994; prior to 1994, President and Chief Operating Officer, Chase Manhattan Corporation. Age 58.


VIVIAN BANTA--Executive Vice President, U.S. Consumer Group since 2001; Executive Vice President, Individual Financial Services 2000-2001; Consultant, Individual Financial Services from 1998 to 1999; Consultant, Morgan Stanley from 1997 to 1998; Executive Vice President, Global Investor Service, The Chase Manhattan Bank from 1991 to 1997. Age 50.


MICHELE S. DARLING--Executive Vice President, Corporate Governance, Human Resources and Community Resources since 2000; Executive Vice President, Human Resources from 1997 to 2000; prior to 1997, Executive Vice President, Human Resources, Canadian Imperial Bank of Commerce. Age 46.


ROBERT C. GOLDEN--Executive Vice President, Operations and Systems since 1997; prior to 1997, Executive Vice President, Prudential Securities. Age 54.


MARK B. GRIER--Executive Vice President, Financial Management, Government Affairs and Demutualization since 2000; Executive Vice President, Corporate Governance from 1998 to 2000; Executive Vice President, Financial

Management from 1997 to 1998; Chief Financial Officer from 1995 to 1997; prior to 1995, Executive Vice President, Chase Manhattan Corporation. Age 48.


JEAN D. HAMILTON--Executive Vice President, Institutional since 2001; Executive Vice President, Prudential Institutional 1998-2001; President, Diversified Group from 1995 to 1998; prior to 1995, President, Prudential Capital Group. Age 53.


RODGER A. LAWSON--Executive Vice President, International Investments & Global Marketing Communications since 1998; Executive Vice President, Marketing and Planning from 1996 to 1998; President and CEO, Van Eck Global, from 1994 to 1996; prior to 1994, President and CEO, Global Private Banking, Bankers Trust Company. Age 54.


KIYOFUMI SAKAGUCHI--Executive Vice President, International Insurance since 1998; President, International Insurance Group from 1995 to 1998; prior to 1995, Chairman and CEO, The Prudential Life Insurance Co., Ltd., Japan. Age 57.


JOHN R. STRANGFELD--Executive Vice President, Prudential Investment Management since 2001 and Chairman and CEO of Prudential Securities since 11/2000; Executive Vice President, Global Asset Management 1998-2001 and Prudential Securities 10/2000-11/2000; Chief Executive Officer, Private Asset Management Group (PAMG) from 1996 to 1998; President, PAMG, from 1994 to 1996; prior to 1994, Senior Managing Director. Age 47.


RICHARD J. CARBONE--Senior Vice President and Chief Financial Officer since 1997; Controller, Salomon Brothers, from 1995 to 1997; prior to 1995, Controller, Bankers Trust. Age 53.


ANTHONY S. PISZEL--Senior Vice President and Comptroller since 2000; Vice President and Comptroller from 1998 to 2000. Vice President, Enterprise Financial Management from 1997 to 1998; prior to 1997, Chief Financial Officer, Individual Insurance Group. Age 46.


C. EDWARD CHAPLIN--Senior Vice President and Treasurer since 2000; Vice President and Treasurer 1995 to 2000; prior to 1995, Managing Director and Assistant Treasurer. Age 44.


SUSAN J. BLOUNT--Vice President, Corporate Counsel and Secretary since 2000; Vice President and Secretary 1995 to 2000; prior to 1995, Assistant General Counsel. Age 43.



                              SALE OF THE CONTRACTS

Prudential Investment Management Services LLC ("PIMS"), a subsidiary of Prudential, offers the Contracts on a continuous basis through Corporate Office, regional home office and group sales office employees in those states in which the Contracts may be lawfully sold. It may also offer the Contracts through licensed insurance brokers and agents, or through appropriately registered direct or indirect subsidiary(ies) of Prudential, provided clearances to do so are obtained in any jurisdiction where such clearances may be necessary. During 2000, $67,385 was paid to PIMS for its services as principal underwriter. During 2000, PIMS retained none of those commissions.

                                  LEGAL MATTERS



All matters relating to New Jersey law pertaining to the Contracts, including the validity of the Contracts and Prudential's authority to issue the Contracts, have been passed upon by C. Christopher Sprague, Assistant General Counsel of Prudential. Shea and Gardner of Washington, D.C. has provided advice on certain matters relating to the federal securities laws.



                                     EXPERTS



The consolidated financial statements of Prudential and its subsidiaries as of December 31, 2000 and 1999 and for each of the two years in the period ended December 31, 2000 and the financial statement of the Account as of December 31, 2000 and for each of the three years in the period then ended included in this statement of additional information have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP's principal business address is 1177 Avenue of the Americas, New York, New York 10036.

                              FINANCIAL STATEMENTS



The consolidated financial statements for Prudential and its subsidiaries included herein should be distinguished from the financial statements of the Discovery Account, and should be considered only as bearing upon the ability of Prudential to meet its obligations under the Contracts.